UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited)

Franklin K2 Alternative Strategies Fund		Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests	35.9%
Aerospace & Defense 0.3%
[a,b]TransDigm Group Inc.		United States	11,454	$2,446,345
United Technologies Corp.		United States	6,158	594,986
				3,041,331
Air Freight & Logistics 0.3%
[a]FedEx Corp.		United States	28,716	3,930,646
Airlines 0.3%
[b,c,d]AMR Corp., Contingent Distribution		United States	3,268	—
[a,e]Delta Air Lines Inc.		United States	76,624	3,696,342
[b,f]Wizz Air Holdings PLC, 144A		Switzerland	16,236	413,318
				4,109,660
Auto Components 0.3%
[b,f]Europcar Groupe SA, 144A		France	38,564	402,740
Johnson Controls Inc.		United States	51,631	1,882,466
[a,e]Visteon Corp.		United States	18,914	1,322,467
				3,607,673
Automobiles 0.2%
General Motors Co.		United States	1,544	45,455
[b]Peugeot SA		France	175,709	2,653,106
Toyota Motor Corp.		Japan	1,092	57,111
				2,755,672
Banks 0.1%
JPMorgan Chase & Co.		United States	2,656	149,533
Bank of America Corp.		United States	11,082	138,747
BB&T Corp.		United States	1,665	53,546
CIT Group Inc.		United States	16,671	496,963
PacWest Bancorp		United States	1,132	36,428
The PNC Financial Services Group Inc.		United States	650	52,851
US Bancorp		United States	1,137	43,797
Wells Fargo & Co.		United States	3,534	165,815
				1,137,680
Beverages 0.7%
[a]Brown-Forman Corp., B		United States	34,745	3,421,340
Heineken NV		Netherlands	39,059	3,151,098
[a,b]Monster Beverage Corp.		United States	9,898	1,242,199
PepsiCo Inc.		United States	1,466	143,404
				7,958,041
Biotechnology 2.4%
AbbVie Inc.		United States	1,159	63,293
[b]Acorda Therapeutics Inc.		United States	5,656	185,008
[b]Adaptimmune Therapeutics PLC, ADR		United States	8,833	63,509
[b]Aduro Biotech Inc.		United States	9,193	133,850
[a,b]Agios Pharmaceuticals Inc.		United States	8,098	310,558
[a,b]Alexion Pharmaceuticals Inc.		United States	13,490	1,899,392
[a,b]Alnylam Pharmaceuticals Inc.		United States	18,077	1,058,770
Amgen Inc.		United States	308	43,822
[b]Amicus Therapeutics Inc.		United States	35,390	218,002
Anacor Pharmaceuticals Inc.		United States	1,501	95,734
[b]Applied Genetic Technologies Corp.		United States	15,296	202,978
[b]Avexis Inc.		United States	3,475	67,450
[e]Baxalta Inc.		United States	156,987	6,047,139
[b]BioCryst Pharmaceuticals Inc.		United States	20,377	40,550
[a,b]Biogen Inc.		United States	6,410	1,662,882
[a,b]BioMarin Pharmaceutical Inc.		United States	41,824	3,424,131
[b]Bluebird Bio Inc.		United States	16,768	775,017
[b]Cara Therapeutics Inc.		United States	9,560	47,035
[a,b]Celgene Corp.		United States	32,949	3,322,248

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]Chimerix Inc.	United States	23,421	$107,971
[b]DBV Technologies SA, ADR	France	9,124	229,469
[b]Dimension Therapeutics Inc.	United States	7,612	51,229
[b]Editas Medicine Inc.	United States	641	18,557
[b]EPIRUS Biopharmaceuticals Inc.	United States	37,317	99,636
[b]Epizyme Inc.	United States	30,417	267,365
[b]Exelixis Inc.	United States	98,586	358,853
[b]Fibrocell Science Inc.	United States	42,855	96,852
[b]Flexion Therapeutics Inc.	United States	2,078	19,647
[b]Global Blood Therapeutics Inc.	United States	5,427	81,025
[b]Immune Design Corp.	United States	3,647	36,506
[a,b]Incyte Corp. Ltd.	United States	21,257	1,562,390
[b]Inotek Pharmaceuticals Corp.	United States	26,371	179,850
[b]Insmed Inc.	United States	19,664	240,491
[b]Invitae Corp.	United States	603	5,204
[b]MacroGenics Inc.	United States	4,323	69,082
[b]Medgenics Inc.	Israel	29,416	121,488
[b]Mirati Therapeutics Inc.	United States	1,216	25,645
[b]Natera Inc.	United States	11,577	78,145
[b]Neurocrine Biosciences Inc.	United States	6,834	251,355
[b]Nivalis Therapeutics Inc.	United States	3,718	16,843
[b]Otonomy Inc.	United States	21,000	266,070
[a,b]OvaScience Inc.	United States	35,365	196,276
[b]Portola Pharmaceuticals Inc.	United States	18,137	510,919
[b]ProQR Therapeutics NV	Netherlands	6,874	29,833
[b]Proteostasis Therapeutics Inc.	United States	16,216	97,296
[b]Prothena Corp. PLC	Ireland	9,067	288,693
[b]PTC Therapeutics Inc.	United States	4,458	35,575
[b]Radius Health Inc.	United States	4,463	130,766
[b]Regeneron Pharmaceuticals Inc.	United States	3,594	1,380,168
[b]REGENXBIO Inc.	United States	2,836	34,401
[b]Retrophin Inc.	United States	12,985	184,777
[b]Sage Therapeutics Inc.	United States	5,660	166,404
[b]Seres Therapeutics Inc.	United States	6,037	139,515
[b]Tesaro Inc.	United States	17,189	695,467
[b]Trevena Inc.	United States	11,191	93,669
[b]Ultragenyx Pharmaceutical Inc.	United States	13,075	797,444
[a,b]Vertex Pharmaceuticals Inc.	United States	5,807	496,440
			29,122,684
Capital Markets 0.3%
[a]SEI Investments Co.	United States	80,075	3,056,463
Chemicals 2.9%
[a]Air Products & Chemicals Inc.	United States	22,730	3,011,043
[a]Airgas Inc.	United States	51,407	7,275,119
Akzo Nobel NV	Netherlands	15,063	888,796
Axalta Coating Systems Ltd.	United States	25,033	649,857
[e]Axiall Corp.	United States	64,917	1,291,848
[a]CF Industries Holdings Inc.	United States	88,324	3,220,293
The Dow Chemical Co.	United States	1,528	74,276
[a,b]GCP Applied Technologies Inc.	United States	78,386	1,389,784
LyondellBasell Industries NV, A	United States	35,100	2,815,371
PPG Industries Inc.	United States	473	45,659
[a]The Sherwin-Williams Co.	United States	22,863	6,184,441
[e]Syngenta AG	Switzerland	5,669	2,280,658
[a,b]WR Grace & Co.	United States	83,362	5,730,304
			34,857,449
Commercial Services & Supplies 0.5%
The ADT Corp.	United States	83,932	3,388,335

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Commercial Services & Supplies (continued)
[b]Atento SA	Spain	69,055	$573,847
Edenred	France	27,773	488,846
Tyco International Ltd.	United States	25,064	881,752
West Corp.	United States	21,910	488,155
			5,820,935
Communications Equipment 0.3%
[a,b]Arista Networks Inc.	United States	16,862	1,155,721
[a]CalAtlantic Group Inc.	United States	58,314	1,769,247
[a,b]Ciena Corp.	United States	34,299	703,129
[b]Palo Alto Networks Inc.	United States	3,719	538,474
[b]Ruckus Wireless Inc.	United States	30,370	293,982
			4,460,553
Construction Materials 0.7%
Buzzi Unicem SpA	Italy	23,330	357,599
Italcementi SpA	Italy	319,359	3,585,337
[a]Martin Marietta Materials Inc.	United States	19,238	2,743,724
West China Cement Ltd.	China	5,810,824	1,217,740
			7,904,400
Consumer Finance 0.1%
[a,b]Synchrony Financial	United States	39,600	1,067,220
Containers & Packaging 0.0%†
International Paper Co.	United States	533	19,028
Distributors 0.0%†
Genuine Parts Co.	United States	594	53,549
Diversified Financial Services 0.5%
Cerved Information Solutions SpA	Italy	29,662	234,104
[b]Markit Ltd.	United States	36,835	1,024,750
[a]Moody's Corp.	United States	44,694	3,968,827
[a]MSCI Inc.	United States	13,355	941,795
Voya Financial Inc.	United States	214	6,283
			6,175,759
Diversified Telecommunication Services 0.1%
CenturyLink Inc.	United States	1,220	37,320
Swisscom AG	Switzerland	1,626	796,634
[b,e]Telecom Italia SpA	Italy	24,847	24,300
Telecom Italia SpA, RSP	Italy	137,677	106,863
Verizon Communications Inc.	United States	4,479	227,219
			1,192,336
Electric Utilities 0.4%
Exelon Corp.	United States	939	29,569
ITC Holdings Corp.	United States	27,705	1,125,654
NextEra Energy Inc.	United States	1,423	160,543
[a]Pepco Holdings Inc.	United States	154,906	4,055,439
			5,371,205
Electrical Equipment 0.0%†
Eaton Corp. PLC	United States	1,110	62,948
[b]SolarCity Corp.	United States	6,719	123,831
			186,779
Electronic Equipment, Instruments & Components 0.3%
Ingram Micro Inc., A	United States	27,575	987,185
[a,b]VeriFone Systems Inc.	United States	87,150	2,082,014
			3,069,199
Energy Equipment & Services 0.5%
Baker Hughes Inc.	United States	47,633	2,042,027
[a,b]Cameron International Corp.	United States	69,064	4,527,836

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services (continued)
Halliburton Co.	United States	991	$31,989
			6,601,852
Food & Staples Retailing 0.7%
[a]Costco Wholesale Corp.	United States	45,617	6,843,919
[a]CVS Health Corp.	United States	16,321	1,585,912
The Kroger Co.	United States	1,195	47,692
			8,477,523
Food Products 0.8%
Greencore Group PLC	Ireland	57,164	302,660
The Kraft Heinz Co.	United States	47,018	3,621,326
Lindt & Spruengli AG	Switzerland	81	5,566,976
Mead Johnson Nutrition Co.	United States	618	45,584
Mondelez International Inc.	United States	1,383	56,053
[b]The WhiteWave Foods Co.	United States	15,170	587,382
			10,179,981
Health Care Equipment & Supplies 1.1%
[b]Alere Inc.	United States	19,332	1,030,396
[a]Becton Dickinson and Co.	United States	36,290	5,350,961
[a,b]Derma Sciences Inc.	United States	16,510	54,483
[b]DexCom Inc.	United States	10,924	710,715
[b]GenMark Diagnostics Inc.	United States	31,905	157,930
[a,b]IDEXX Laboratories Inc.	United States	49,721	3,637,588
[b]Innocoll AG, ADR	Germany	4,882	40,862
Medtronic PLC	United States	27,197	2,104,776
[b]Novadaq Technologies Inc.	Canada	21,260	204,309
[a,b]TearLab Corp.	United States	61,823	51,931
			13,343,951
Health Care Providers & Services 1.3%
[b]Acadia Healthcare Co. Inc.	United States	13,132	727,644
[a]Aetna Inc.	United States	17,875	1,941,761
Celesio AG	Germany	61,856	1,715,232
[a,b]Centene Corp.	United States	23,668	1,348,129
[a]Cigna Corp.	United States	22,394	3,126,426
[b]Community Health Systems Inc.	United States	27,875	223
[a]Humana Inc.	United States	20,088	3,554,974
[a,b]Premier Inc., A	United States	4,703	152,942
[b]Surgery Partners Inc.	United States	7,547	99,092
[a]UnitedHealth Group Inc.	United States	17,500	2,084,250
[a]Universal Health Services Inc., B	United States	7,938	876,117
			15,626,790
Health Care Technology 0.0%†
[b]IMS Health Holdings Inc.	United States	13,245	341,456
Hotels, Restaurants & Leisure 2.0%
[a,b]Buffalo Wild Wings Inc.	United States	24,406	3,872,012
Carnival Corp.	United States	82,234	3,943,943
[a]Domino's Pizza Inc.	United States	28,811	3,833,015
Hilton Worldwide Holdings Inc.	United States	143,656	2,985,172
[a]Sonic Corp.	United States	173,496	5,095,578
[a]Starbucks Corp.	United States	44,635	2,598,203
[a]Starwood Hotels & Resorts Worldwide Inc.	United States	11,539	797,460
Wyndham Worldwide Corp.	United States	18,210	1,326,416
			24,451,799
Household Durables 0.2%
[b]Hovnanian Enterprises Inc.	United States	5,583	8,430
[b]Jarden Corp.	United States	18,337	969,661

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Household Durables (continued)
[a,b]Mohawk Industries Inc.	United States	9,670	$1,737,989
			2,716,080
Household Products 0.0%†
The Procter & Gamble Co.	United States	1,448	116,260
Industrial Conglomerates 0.0%†
Danaher Corp.	United States	834	74,451
General Electric Co.	United States	9,678	282,017
			356,468
Insurance 0.2%
MetLife Inc.	United States	933	36,909
Prudential Financial Inc.	United States	415	27,427
[a]Willis Towers Watson PLC	United States	10,600	1,201,192
[a]W.R. Berkley Corp.	United States	26,681	1,374,072
			2,639,600
Internet & Catalog Retail 0.7%
[a,b]Amazon.com Inc.	United States	5,708	3,153,784
[a]Expedia Inc.	United States	10,115	1,053,073
[a,b]TripAdvisor Inc.	United States	13,865	867,949
[a,b]Wayfair Inc., A	United States	87,797	3,421,449
			8,496,255
Internet Software & Services 1.4%
[a,b]Akamai Technologies Inc.	United States	19,305	1,041,891
[a,b]Alibaba Group Holding Ltd., ADR	China	16,575	1,140,526
[a,b]Alphabet Inc., A	United States	3,076	2,206,169
[a,b]Alphabet Inc., C	United States	1,051	733,356
[a,b]Benefitfocus Inc.	United States	24,710	775,647
[a,b]CoStar Group Inc.	United States	5,895	1,043,769
[b]Demandware Inc.	United States	4,500	156,105
[a,b]eBay Inc.	United States	14,335	341,173
[a,b]Facebook Inc.	United States	17,016	1,819,351
[b]LinkedIn Corp.	United States	7	820
[b]Marketo Inc.	United States	15,150	255,580
Tencent Holdings Ltd.	China	17,200	313,791
[a,b]VeriSign Inc.	United States	8,155	689,016
[a,b,e]Yahoo! Inc.	United States	200,345	6,368,967
[b]Zillow Group Inc., A	United States	3,840	88,896
[b]Zillow Group Inc., C	United States	5,580	120,528
			17,095,585
IT Services 2.9%
Accenture PLC, A	United States	15,960	1,600,150
[a,b]Alliance Data Systems Corp.	United States	10,845	2,278,860
[a]Automatic Data Processing Inc.	United States	29,010	2,456,857
[a,b]Cardtronics Inc.	United States	41,210	1,389,601
[a,b]Cognizant Technology Solutions Corp., A	United States	19,650	1,119,657
[a,b]EPAM Systems Inc.	United States	13,900	950,482
EVERTEC Inc.	Puerto Rico	44,575	530,443
[a,b]ExlService Holdings Inc.	United States	81,360	3,831,242
[b]Gartner Inc.	United States	3,600	296,640
[b]Genpact Ltd.	United States	134,975	3,567,389
[a]Global Payments Inc.	United States	42,630	2,598,298
[a]Heartland Payment Systems Inc.	United States	43,560	4,073,731
[a]MasterCard Inc., A	United States	37,307	3,242,724
[a,b]PayPal Holdings Inc.	United States	44,955	1,714,584
[b]Syntel Inc.	United States	10,235	467,944
[a,b]Vantiv Inc., A	United States	30,675	1,596,327
[a]Visa Inc., A	United States	29,077	2,104,884
[a,b]WEX Inc.	United States	29,697	1,939,214

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[b,f]Worldpay Group PLC, 144A	United Kingdom	66,446	$265,333
			36,024,360
Leisure Products 0.0%†
[b]JAKKS Pacific Inc.	United States	1,830	13,249
Life Sciences Tools & Services 0.4%
[b]Fluidigm Corp.	United States	15,966	105,855
[a,b]Illumina Inc.	United States	9,635	1,447,562
[b]Sequenom Inc.	United States	60,938	89,579
[a]Thermo Fisher Scientific Inc.	United States	22,887	2,956,771
			4,599,767
Machinery 0.1%
Atlas Copco AB, A	Sweden	13,311	301,298
Blount International Inc.	United States	26,934	261,260
The Greenbrier Cos Inc.	United States	6,834	173,925
Terex Corp.	United States	27,592	617,509
			1,353,992
Marine 0.4%
Irish Continental Group PLC	Ireland	364,601	1,864,176
[a,b]Kirby Corp.	United States	20,527	1,162,033
[b]Neptune Orient Lines Ltd.	Singapore	2,227,857	1,988,592
			5,014,801
Media 1.8%
[a]CBS Corp., B	United States	38,558	1,865,436
[a,b,e]Charter Communications Inc., A	United States	4,789	859,913
Comcast Corp., A	United States	315	18,185
[a,b]Dish Network Corp., A	United States	30,024	1,415,031
[b]Liberty Global PLC LiLAC, A	United Kingdom	8,243	279,850
[a,b]Liberty Media Corp., C	United States	57,095	1,992,615
SES SA, GDR	Luxembourg	24,396	642,517
TEGNA Inc.	United States	3,701	91,192
Time Warner Cable Inc.	United States	55,872	10,663,730
Time Warner Inc.	United States	7,354	486,835
[a]The Walt Disney Co.	United States	41,885	4,000,855
			22,316,159
Metals & Mining 0.3%
Freeport-McMoRan Inc.	United States	12,493	95,322
Nucor Corp.	United States	460	18,096
Rio Tinto PLC, ADR	United Kingdom	43,428	1,133,471
Teck Resources Ltd.	Canada	192,644	1,115,409
ThyssenKrupp AG	Germany	51,931	882,144
			3,244,442
Multi-Utilities 0.0%†
PG&E Corp.	United States	1,944	110,283
Sempra Energy	United States	1,004	96,896
			207,179
Oil, Gas & Consumable Fuels 0.5%
[a]California Resources Corp.	United States	4,708	2,646
Chevron Corp.	United States	1,030	85,943
Columbia Pipeline Group Inc.	United States	3,100	56,265
Exxon Mobil Corp.	United States	2,110	169,116
Hess Corp.	United States	1,026	44,734
[b]Kinder Morgan Inc., wts., 5/25/17	United States	52,317	4,290
[a]Occidental Petroleum Corp.	United States	50,081	3,446,574
QEP Resources Inc.	United States	1,360	13,274
Scorpio Tankers Inc.	Monaco	6,141	38,197
[b]Solazyme Inc.	United States	30,967	48,309

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
[b]Southwestern Energy Co.	United States	3,300	$19,074
Valero Energy Corp.	United States	936	56,235
Western Refining Inc.	United States	681	18,162
The Williams Cos Inc.	United States	133,930	2,141,541
			6,144,360
Paper & Forest Products 0.1%
[b]Canfor Corp.	Canada	61,659	638,009
Pharmaceuticals 2.4%
[b]Aerie Pharmaceuticals Inc.	United States	43,749	736,733
[b,e]Allergan PLC	United States	49,158	14,261,227
[b]ANI Pharmaceuticals Inc.	United States	1,910	63,145
[a,b]Aratana Therapeutics Inc.	United States	33,496	109,532
[b]Assembly Biosciences Inc.	United States	30,700	139,378
[a]AstraZeneca PLC, ADR	United Kingdom	60,806	1,743,308
[a]Bristol-Myers Squibb Co.	United States	44,411	2,750,373
[b,f]Cassiopea SpA, 144A	Italy	4,457	129,447
[b]Dermira Inc.	United States	7,074	163,126
Eli Lilly & Co.	United States	12,494	899,568
[b]Endo International PLC	United States	6,123	256,003
[b]Flex Pharma Inc.	United States	4,699	34,914
Innoviva Inc.	United States	17,878	209,530
[b]Intersect ENT Inc.	United States	4,809	86,947
[b]Intra-Cellular Therapies Inc.	United States	23,469	659,948
Ipsen SA	France	12,956	747,277
[b]Jazz Pharmaceuticals PLC	United States	4,060	493,615
Johnson & Johnson	United States	1,485	156,237
[a,b]The Medicines Co.	United States	20,803	669,025
Novartis AG, ADR	Switzerland	5,972	424,669
Novo Nordisk AS, ADR	Denmark	11,428	587,399
[b]Ocular Therapeutix Inc.	United States	10,245	80,628
[a,b]Pacira Pharmaceuticals Inc.	United States	17,204	894,780
Pfizer Inc.	United States	4,263	126,483
[b]SCYNEXIS Inc.	United States	6,951	34,060
Shire PLC, ADR	Ireland	13,527	2,111,700
[b]Steadymed Ltd.	Israel	7,940	17,786
[b]Wave Life Sciences Pte Ltd.	United States	3,586	53,969
			28,640,807
Professional Services 0.9%
[a]Equifax Inc.	United States	13,485	1,414,307
Experian PLC	United Kingdom	81,654	1,344,478
[b]FTI Consulting Inc.	United States	17,050	561,115
[a,b]Huron Consulting Group Inc.	United States	44,630	2,477,857
[a]ManpowerGroup Inc.	United States	14,570	1,128,301
Nielsen Holdings PLC	United States	22,250	1,120,065
[a]Robert Half International Inc.	United States	16,925	666,676
SThree PLC	United Kingdom	60,729	260,761
[b]TransUnion	United States	21,100	556,407
[b]TriNet Group Inc.	United States	25,110	328,690
[a,b]Verisk Analytics Inc.	United States	1,245	90,686
[a,b]WageWorks Inc.	United States	29,435	1,417,884
			11,367,227
Real Estate Investment Trusts (REITs) 0.0%†
Forest City Realty Trust Inc.	United States	939	17,512
Gramercy Property Trust	United States	239	1,806
[b]LaSalle Logiport REIT	Japan	96	89,398
			108,716

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Road & Rail 0.8%
CSX Corp.	United States	2,170	$52,384
[b]Genesee & Wyoming Inc., A	United States	7,355	417,175
[a]Kansas City Southern	United States	14,556	1,189,371
[a]Norfolk Southern Corp.	United States	29,363	2,148,491
Ryder System Inc.	United States	7,578	429,824
[a,b]Swift Transportation Co.	United States	90,246	1,537,792
[a]Union Pacific Corp.	United States	47,296	3,729,762
			9,504,799
Semiconductors & Semiconductor Equipment 1.1%
Advanced Semiconductor Engineering Inc.	Taiwan	187,000	213,549
Applied Materials Inc.	United States	51,448	970,824
Broadcom Ltd.	Singapore	9,755	1,306,877
[b]Cavium Inc.	United States	6,380	379,546
[b]Cirrus Logic Inc.	United States	14,345	505,374
Cypress Semiconductor Corp.	United States	5,949	47,473
[b]Fairchild Semiconductor International Inc.	United States	48,539	973,692
[b]First Solar Inc.	United States	9,907	712,016
Globalwafers Co. Ltd.	Taiwan	90,678	216,927
[b]Inphi Corp.	United States	18,248	461,674
Intel Corp.	United States	1,247	36,899
Lam Research Corp.	United States	300	21,990
Land Mark Optoelectronics Corp.	Taiwan	17,000	291,075
[b]M/A-COM Technology Solutions Holdings Inc.	United States	17,200	651,880
Mellanox Technologies Ltd.	Israel	10,600	538,586
Microchip Technology Inc.	United States	15,189	675,759
NVIDIA Corp.	United States	5,753	180,414
[b]NXP Semiconductors NV	Netherlands	13,817	984,323
[b]ON Semiconductor Corp.	United States	38,583	323,711
[a]QUALCOMM Inc.	United States	16,658	846,060
Silicon Motion Technology Corp., ADR	Taiwan	20,292	683,638
[b]Siltronic AG	Germany	1,871	29,309
Sino-American Silicon Products Inc.	Taiwan	143,000	177,717
Skyworks Solutions Inc.	United States	9,639	640,512
[b]SunEdison Inc.	United States	25,040	49,579
[b]SunEdison Semiconductor Ltd.	United States	29,935	204,456
Texas Instruments Inc.	United States	1,373	72,797
Win Semiconductors Corp.	Taiwan	135,000	219,773
			12,416,430
Software 1.0%
[a]Activision Blizzard Inc.	United States	16,255	514,796
[a,b]Adobe Systems Inc.	United States	6,270	533,890
FleetMatics Group PLC	United States	1,300	46,943
[b]Guidewire Software Inc.	United States	4,875	239,996
[b]HubSpot Inc.	United States	7,785	324,323
[a]Intuit Inc.	United States	7,345	709,821
[a]Microsoft Corp.	United States	27,847	1,416,855
Mobileye NV	United States	10,819	351,185
[b]Nuance Communications Inc.	United States	1,077	21,012
Oracle Corp.	United States	1,479	54,398
[b]Paylocity Holding Corp.	United States	10,300	305,086
[b]Red Hat Inc.	United States	4,822	315,118
[a,b]Salesforce.com Inc.	United States	10,605	718,489
[b]ServiceNow Inc.	United States	3,200	175,968
Solera Holdings Inc.	United States	66,647	3,712,238
SS&C Technologies Holdings Inc.	United States	6,085	354,695
[a,b]Take-Two Interactive Software Inc.	United States	30,818	1,109,140
[b]TiVo Inc.	United States	5,600	46,984
[a,b]Verint Systems Inc.	United States	26,855	954,158

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Software (continued)
[b]Workday Inc., A	United States	2,092	$126,461
			12,031,556
Specialty Retail 1.7%
[a,b]AutoNation Inc.	United States	114,952	5,916,579
[a,b]Autozone Inc.	United States	7,159	5,545,147
[a]The Home Depot Inc.	United States	62,553	7,764,078
Inditex SA	Spain	38,923	1,211,845
[a,b]MarineMax Inc.	United States	7,821	138,745
			20,576,394
Technology Hardware, Storage & Peripherals 1.2%
Apple Inc.	United States	472	45,638
EMC Corp.	United States	408,326	10,669,558
[a]Hewlett Packard Enterprise Co.	United States	63,334	840,442
[a,b]NCR Corp.	United States	94,236	2,201,353
[a,b]Nimble Storage Inc.	United States	12,255	88,726
[b]Pure Storage Inc., A	United States	43,600	626,968
[b]Violin Memory Inc.	United States	106,018	84,815
			14,557,500
Textiles, Apparel & Luxury Goods 0.5%
[b]Iconix Brand Group Inc.	United States	5,466	47,554
Moncler SpA	Italy	40,373	628,934
[a]NIKE Inc., B	United States	74,161	4,567,576
[a,b]Skechers USA Inc., A	United States	35,204	1,158,916
			6,402,980
Tobacco 0.0%†
Altria Group Inc.	United States	1,943	119,630
Philip Morris International Inc.	United States	692	62,993
Reynolds American Inc.	United States	918	46,295
			228,918
Wireless Telecommunication Services 0.2%
NTT DoCoMo Inc.	Japan	36,700	859,767
[a,b]T-Mobile U.S. Inc.	United States	30,576	1,134,370
			1,994,137
Total Common Stocks and Other Equity Interests (Cost $437,791,571)			436,727,644
Exchange Traded Funds (Cost $4,522,794) 0.4%
iShares iBoxx USD High Yield Corporate Bond ETF	United States	58,100	4,652,648
Convertible Preferred Stocks 0.3%
Capital Markets 0.0%†
[a,f]Cowen Group Inc., cvt. pfd., 144A, Series A, 5.625%	United States	338	225,488
Food Products 0.2%
Bunge Ltd., cvt. pfd., 4.875%	United States	4,031	322,279
[a]Post Holdings Inc., cvt. pfd., 2.50%	United States	12,573	1,679,281
			2,001,560
Multi-Utilities 0.0%†
Dominion Resources Inc., cvt. pfd., 6.375%	United States	1,042	50,558
Oil, Gas & Consumable Fuels 0.1%
Hess Corp., cvt. pfd., 8.00%	United States	8,103	451,175
Real Estate Investment Trusts (REITs) 0.0%†
Welltower Inc., cvt. pfd., Series I, 6.50%	United States	2,088	121,584
Tobacco 0.0%†
[a]Universal Corp., cvt. pfd., 6.75%	United States	330	410,066
Total Convertible Preferred Stocks (Cost $2,832,876)			3,260,431

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants		Value
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.0%†
Iridium Communications Inc., pfd., 7.00%	United States	3,021		$266,981
Machinery 0.0%†
MAN SE, pfd., zero cpn.	Germany	3,186		324,062
Pharmaceuticals 0.2%
Allergan PLC, pfd., 5.50%	United States	2,560		2,472,909
Total Preferred Stocks (Cost $3,264,941)				3,063,952
		Principal Amount*
Convertible Bonds 9.9%
Aerospace & Defense 0.1%
AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	665,000		665,000
Air Freight & Logistics 0.0%†
Atlas Air Worldwide Holdings Inc., senior note, 2.25%, 6/01/22	United States	607,000		465,872
Biotechnology 0.4%
[g]Ablynx NV, senior note, Reg S, Series ABLX, 3.25%, 5/27/20	Belgium	200,000	EUR	245,616
[a]Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	248,000		246,140
AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	980,000		1,128,838
BioMarin Pharmaceutical Inc., senior sub. note, 1.50%, 10/15/20	United States	70,000		82,381
[a]Exelixis Inc., senior sub. note, 4.25%, 8/15/19	United States	926,000		856,550
[f]Ironwood Pharmaceuticals Inc., senior note, 144A, 2.25%, 6/15/22	United States	375,000		315,234
[a]Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	1,171,000		1,599,879
PDL BioPharma Inc., senior note, 4.00%, 2/01/18	United States	481,000		407,347
[f]PTC Therapeutics Inc., senior note, 144A, 3.00%, 8/15/22	United States	328,000		154,160
				5,036,145
Capital Markets 0.1%
[a]Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	930,000		817,237
[a]FXCM Inc., senior note, 2.25%, 6/15/18	United States	592,000		405,520
				1,222,757
Communications Equipment 0.5%
[f]CalAmp Corp., senior note, 144A, 1.625%, 5/15/20	United States	241,000		231,209
CalAtlantic Group Inc.,
[a]senior bond, 1.25%, 8/01/32	United States	901,000		935,351
senior note, 0.25%, 6/01/19	United States	125,000		109,063
[f]Harmonic Inc., senior note, 144A, 4.00%, 12/01/20	United States	800,000		632,000
InterDigital Inc., senior note,
[f]144A, 1.50%, 3/01/20	United States	201,000		198,864
2.50%, 3/15/16	United States	368,000		369,380
[a]Palo Alto Networks Inc., zero cpn., senior note, 7/01/19	United States	2,267,000		3,251,728
				5,727,595
Construction & Engineering 0.1%
[g]Fomento de Construcciones y Contratas SA, sub. bond, Reg S, 6.50%,
10/30/20	Spain	1,100,000	EUR	1,100,909
Construction Materials 0.2%
Cemex SAB de CV, sub. note,
3.25%, 3/15/16	Mexico	550,000		549,313
[a]3.75%, 3/15/18	Mexico	2,550,000		2,357,156
				2,906,469
Consumer Finance 0.1%
Encore Capital Group Inc., senior note, 2.875%, 3/15/21	United States	675,000		432,844
PRA Group Inc., senior note, 3.00%, 8/01/20	United States	690,000		515,343
				948,187
Diversified Consumer Services 0.1%
[a]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	725,000		406,000
[a]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	788,000		842,667
				1,248,667

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Diversified Financial Services 0.0%†
[f]Element Financial Corp., sub. note, 144A,
4.25%, 6/30/20	Canada	589,000	CAD	$426,622
5.125%, 6/30/19	Canada	123,000	CAD	97,818
				524,440
Electric Utilities 0.0%†
Emera Inc., sub. bond, 4.00%, 9/29/25	Canada	1,038,000	CAD	290,763
Electrical Equipment 0.1%
General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	1,231,000		463,164
SolarCity Corp., senior note,
[a]1.625%, 11/01/19	United States	611,000		346,743
2.75%, 11/01/18	United States	676,000		439,822
				1,249,729
Electronic Equipment, Instruments & Components 0.1%
[a]Vishay Intertechnology Inc., senior bond, 2.25%, 11/15/40	United States	1,262,000		1,209,154
Energy Equipment & Services 0.1%
SEACOR Holdings Inc., senior bond,
[a]2.50%, 12/15/27	United States	1,126,000		949,359
3.00%, 11/15/28	United States	1,047,000		636,707
				1,586,066
Health Care Equipment & Supplies 0.3%
[a]Hologic Inc., senior bond, zero cpn., 12/15/43	United States	1,155,000		1,445,916
Integra LifeSciences Holdings Corp., senior note, 1.625%, 12/15/16	United States	347,000		414,231
[f]Invacare Corp., senior note, 144A, 5.00%, 2/15/21	United States	701,000		679,704
[a]Quidel Corp., senior note, 3.25%, 12/15/20	United States	523,000		457,298
[a]Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	784,000		710,990
				3,708,139
Health Care Providers & Services 0.5%
[f]Aceto Corp., senior note, 144A, 2.00%, 11/01/20	United States	441,000		401,586
Anthem Inc., senior bond, 2.75%, 10/15/42	United States	629,000		1,135,738
HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	1,781,000		1,915,688
[a]Molina Healthcare Inc.,
senior bond, 1.625%, 8/15/44	United States	1,412,000		1,741,172
senior note, 1.125%, 1/15/20	United States	830,000		1,326,444
				6,520,628
Health Care Technology 0.1%
[a]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	831,000		821,132
Holding Companies 0.0%†
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	235,000		212,675
Household Durables 0.7%
[a,f]IAS Operating Partnership LP, senior note, 144A, 5.00%, 3/15/18	United States	233,000		217,418
Jarden Corp.,
senior sub. bond, 1.125%, 3/15/34	United States	145,000		170,013
[a]senior sub. note, 1.875%, 9/15/18	United States	2,226,000		3,774,461
senior sub. note, 1.50%, 6/15/19	United States	2,115,000		2,951,747
K Hovnanian Enterprises Inc., senior note, 6.00%, 12/01/17	United States	315,000		253,575
KB Home, senior note, 1.375%, 2/01/19	United States	45,000		39,825
[a]LGI Homes Inc., sub. note, 4.25%, 11/15/19	United States	483,000		598,316
M/I Homes Inc., senior sub. note, 3.25%, 9/15/17	United States	139,000		137,176
				8,142,531
Household Products 0.0%†
[g]Unicharm Corp., senior note, Reg S, zero cpn., 9/25/20,	Japan	40,000,000	JPY	434,127
Independent Power & Renewable Electricity Producers 0.1%
[f]Pattern Energy Group Inc., senior note, 144A, 4.00%, 7/15/20	United States	1,743,000		1,466,299
Insurance 0.1%
[a]AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	896,000		683,760

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Internet & Catalog Retail 0.1%
[a]Ctrip.com International Ltd., senior note, 1.25%, 10/15/18	China	147,000	$181,453
[a]Priceline Group Inc., senior note, 1.00%, 3/15/18	United States	1,003,000	1,411,096
			1,592,549
Internet Software & Services 1.5%
Akamai Technologies Inc., senior note, zero cpn., 2/15/19	United States	298,000	288,503
[a]Blucora Inc., senior note, 4.25%, 4/01/19	United States	722,000	527,060
[a]j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	953,000	1,166,234
LinkedIn Corp., senior note, 0.50%, 11/01/19	United States	753,000	675,347
[a]MercadoLibre Inc., senior note, 2.25%, 7/01/19	Argentina	2,035,000	2,112,584
Twitter Inc., senior note,
0.25%, 9/15/19	United States	2,338,000	2,057,440
1.00%, 9/15/21	United States	298,000	250,693
[a]VeriSign Inc., junior sub. bond, 4.345%, 8/15/37	United States	3,409,000	8,452,189
WebMD Health Corp., senior note, 2.50%, 1/31/18	United States	970,000	1,043,962
Yahoo! Inc., senior note, zero cpn., 12/01/18	United States	1,767,000	1,730,556
			18,304,568
IT Services 0.1%
[f]CSG Systems International Inc., senior sub. note, 144A, 3.00%, 3/01/17	United States	476,000	798,490
Leisure Products 0.0%†
[f]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	460,000	433,837
Life Sciences Tools & Services 0.1%
Albany Molecular Research Inc., senior note, 2.25%, 11/15/18	United States	1,039,000	1,133,809
Sequenom Inc., senior note, 5.00%, 1/01/18	United States	500,000	381,562
			1,515,371
Machinery 0.3%
[a]Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	657,000	698,062
The Greenbrier Cos Inc., senior note, 3.50%, 4/01/18	United States	452,000	468,103
Navistar International Corp., senior sub. note,
4.50%, 10/15/18	United States	13,000	5,314
[a]4.75%, 4/15/19	United States	419,000	156,601
[a]Trinity Industries Inc., senior sub. bond, 3.875%, 6/01/36	United States	1,474,000	1,514,535
Wabash National Corp., senior note, 3.375%, 5/01/18	United States	378,000	453,836
			3,296,451
Media 0.1%
[f]Liberty Interactive LLC, senior bond, 144A, 1.00%, 9/30/43	United States	645,000	559,135
Liberty Media Corp., senior bond, 1.375%, 10/15/23	United States	545,000	522,859
			1,081,994
Metals & Mining 0.0%†
AK Steel Corp., senior note, 5.00%, 11/15/19	United States	208,000	135,330
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	145,000	144,638
			279,968
Oil, Gas & Consumable Fuels 0.3%
[a]Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	606,000	444,274
[a]Alon USA Energy Inc., senior note, 3.00%, 9/15/18	United States	755,000	728,575
Chesapeake Energy Corp., senior bond, 2.50%, 5/15/37	United States	435,000	201,188
Cobalt International Energy Inc., senior note, 2.625%, 12/01/19	United States	236,000	107,970
Green Plains Inc., senior note, 3.25%, 10/01/18	United States	509,000	469,552
[f]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	Monaco	526,000	430,334
[a]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,390,000	610,731
[f]Whiting Petroleum Corp., senior note, 144A, 1.25%, 4/01/20	United States	605,000	223,472
			3,216,096
Pharmaceuticals 0.3%
ANI Pharmaceuticals Inc., senior note, 3.00%, 12/01/19	United States	523,000	458,606
The Medicines Co., senior note,
[a]1.375%, 6/01/17	United States	797,000	1,022,152
2.50%, 1/15/22	United States	1,523,000	1,738,124

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Pharmaceuticals (continued)
[a]Theravance Inc., senior note, 2.125%, 1/15/23	United States	476,000	$352,537
			3,571,419
Professional Services 0.0%†
[a]51job Inc., senior note, 3.25%, 4/15/19	China	253,000	242,564
Real Estate Investment Trusts (REITs) 0.9%
[a,f]American Residential Properties Inc., senior note, 144A, 3.25%,
11/15/18	United States	912,000	888,630
Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	1,271,000	1,114,508
Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18	United States	74,000	78,255
[a,f]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,987,000	2,162,105
[a]National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	1,084,000	1,084,678
RAIT Financial Trust, senior bond, 4.00%, 10/01/33	United States	635,000	479,028
Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	70,000	65,450
[a]Spirit Realty Capital Inc., senior note, 2.875%, 5/15/19	United States	1,208,000	1,189,886
Starwood Property Trust Inc., senior note,
[a]3.75%, 10/15/17	United States	2,582,000	2,528,746
4.55%, 3/01/18	United States	246,000	242,771
[a]Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19	United States	739,000	705,283
			10,539,340
Real Estate Management & Development 0.1%
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	979,000	977,776
Semiconductors & Semiconductor Equipment 0.7%
[f]Inphi Corp., senior note, 144A, 1.125%, 12/01/20	United States	139,000	131,442
[f]Integrated Device Technology Inc., senior note, 144A, 0.875%, 11/15/22	United States	692,000	625,827
[a]Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	1,274,000	1,892,693
[a]Microchip Technology Inc., junior sub. bond, 2.125%, 12/15/37	United States	749,000	1,380,969
Micron Technology Inc., senior bond, 3.00%, 11/15/43	United States	85,000	59,288
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	60,000	130,575
[a]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	1,480,000	2,386,500
SunEdison Inc., senior note,
[a,f]144A, 0.25%, 1/15/20	United States	1,560,000	252,525
2.00%, 10/01/18	United States	225,000	50,203
2.75%, 1/01/21	United States	945,000	210,853
2.375%, 4/15/22	United States	247,000	41,681
[a]Xilinx Inc., senior note, 2.625%, 6/15/17	United States	507,000	831,163
			7,993,719
Software 1.2%
[a]Bottomline Technologies de Inc., senior note, 1.50%, 12/01/17	United States	596,000	654,110
[f]BroadSoft Inc., senior note, 144A, 1.00%, 9/01/22	United States	480,000	541,800
Electronic Arts Inc., senior note, 0.75%, 7/15/16	United States	1,138,000	2,296,626
[f]FireEye Inc., senior bond, 144A, 1.625%, 6/01/35	United States	466,000	369,305
[f]Interactive Intelligence Group Inc., senior note, 144A, 1.25%, 6/01/20	United States	454,000	357,241
[a]NetSuite Inc., senior note, 0.25%, 6/01/18	United States	1,602,000	1,510,887
Nuance Communications Inc., senior bond,
[f]144A, 1.00%, 12/15/35	United States	570,000	543,281
2.75%, 11/01/31	United States	468,000	464,783
Proofpoint Inc., senior note, 1.25%, 12/15/18	United States	190,000	253,531
Red Hat Inc., senior note, 0.25%, 10/01/19	United States	970,000	1,133,081
Salesforce.com Inc., senior note, 0.25%, 4/01/18	United States	537,000	641,715
[a]Take-Two Interactive Software Inc., senior note, 1.00%, 7/01/18	United States	1,862,000	3,199,149
[a,f]TiVo Inc., senior note, 144A, 4.00%, 3/15/16	United States	1,605,000	1,605,000
Workday Inc., senior note, 0.75%, 7/15/18	United States	762,000	791,051
			14,361,560
Specialty Retail 0.1%
[f]Restoration Hardware Holdings Inc., senior note, 144A, zero cpn.,
7/15/20	United States	1,933,000	1,360,349

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Specialty Retail (continued)
[f]Vitamin Shoppe Inc., senior note, 144A, 2.25%, 12/01/20	United States	344,000	$318,630
			1,678,979
Technology Hardware, Storage & Peripherals 0.2%
[a]Electronics For Imaging Inc., senior note, 0.75%, 9/01/19	United States	509,000	514,726
SanDisk Corp., senior note, 1.50%, 8/15/17	United States	1,112,000	1,692,325
Violin Memory Inc., senior note, 4.25%, 10/01/19	United States	710,000	296,869
			2,503,920
Textiles, Apparel & Luxury Goods 0.1%
[a]Iconix Brand Group Inc., senior sub. note,
2.50%, 6/01/16	United States	654,000	612,307
1.50%, 3/15/18	United States	1,208,000	675,725
			1,288,032
Trading Companies & Distributors 0.1%
[f]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	397,000	538,431
Total Convertible Bonds (Cost $126,230,363)			120,386,108
Corporate Bonds and Notes 14.4%
Aerospace & Defense 0.1%
[f]KLX Inc., senior note, 144A, 5.875%, 12/01/22	United States	50,000	47,875
[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000	506,438
[h]Rockwell Collins Inc., senior note, FRN, 0.862%, 12/15/16	United States	40,000	39,949
			594,262
Airlines 0.0%†
[f]Air Canada 2015-2 Class B Pass Through Trust, 3rd lien note, 144A,
5.00%, 6/15/25	Canada	505,000	498,056
Auto Components 0.0%†
[f,h]Daimler Finance North America LLC, senior note, 144A, FRN, 0.837%,
3/10/17	Germany	150,000	149,404
[f]Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance
Inc., senior note, 144A, 7.875%, 10/01/22	United States	170,000	153,850
			303,254
Automobiles 0.0%†
General Motors Co., senior bond, 6.75%, 4/01/46	United States	30,000	31,469
Banks 0.5%
Bank of America Corp.,
[h]senior note, FRN, 1.662%, 1/15/19	United States	20,000	19,880
sub. bond, 4.20%, 8/26/24	United States	135,000	135,396
sub. bond, Series L, 3.95%, 4/21/25	United States	335,000	324,967
Barclays PLC, senior bond, 4.375%, 1/12/26	United Kingdom	455,000	439,952
[f,h]The Bank of Tokyo-Mitsubishi UFJ Ltd., senior note, 144A, FRN,
1.522%, 9/14/18	Japan	335,000	336,256
[f,h,i]Credit Agricole SA, junior sub., FRN, 144A, Perpetual
7.875%	France	400,000	354,200
8.125%	France	525,000	490,919
[f]Intesa Sanpaolo SpA, sub. bond, 144A,
5.017%, 6/26/24	Italy	955,000	879,088
5.71%, 1/15/26	Italy	460,000	439,107
Royal Bank of Scotland Group PLC,
sub. bond, 6.125%, 12/15/22	United Kingdom	70,000	73,579
[h,i]FRN, 8.00%, Perpetual	United Kingdom	1,000,000	915,000
[f]Santander UK Group Holdings PLC, sub. bond, 144A, 4.75%, 9/15/25	United Kingdom	270,000	255,423
[h,i]Societe Generale SA, FRN, Perpetual,
[f]junior sub., 144A, 7.875%	France	950,000	847,875
[g]Reg S, 7.875%	France	425,000	379,312
[h]Toyota Motor Credit Corp., senior note, FRN, 1.01%, 1/17/19	United States	40,000	39,716
			5,930,670

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Beverages 0.0%†
[h]Anheuser-Busch InBev Finance Inc., senior note, FRN, 0.811%, 1/27/17	Belgium	45,000		$44,891
[h]The Coca-Cola Co., senior note, FRN, 0.716%, 11/01/16	United States	80,000		79,989
				124,880
Biotechnology 0.1%
AbbVie Inc., senior bond, 3.60%, 5/14/25	United States	510,000		520,893
[f]AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	400,000		350,000
[h]Amgen Inc., senior note, FRN, 0.998%, 5/22/17	United States	125,000		124,685
				995,578
Building Products 0.0%†
[f]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	50,000		34,250
[f]NCI Building Systems Inc., senior note, 144A, 8.25%, 1/15/23	United States	50,000		52,000
Owens Corning, senior bond, 4.20%, 12/01/24	United States	165,000		164,038
				250,288
Capital Markets 0.1%
Brixmor Operating Partnership LP, senior bond, 3.85%, 2/01/25	United States	265,000		231,704
Deutsche Bank AG, sub. bond, 4.50%, 4/01/25	Germany	225,000		191,059
Morgan Stanley, sub. bond, 4.35%, 9/08/26	United States	150,000		149,752
				572,515
Chemicals 0.0%†
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	141,000		137,549
Commercial Services & Supplies 0.5%
[f]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	6,162,140		6,200,653
Communications Equipment 0.1%
Alcatel-Lucent USA Inc., senior bond,
6.50%, 1/15/28	France	150,000		150,938
6.45%, 3/15/29	France	495,000		511,394
[h]Cisco Systems Inc., senior note, FRN, 0.912%, 3/03/17	United States	100,000		100,114
				762,446
Construction Materials 0.0%†
[f]Cemex SAB de CV, senior bond, 144A, 6.125%, 5/05/25	Mexico	365,000		329,412
Consumer Finance 0.0%†
[h]Caterpillar Financial Services Corp., senior note, FRN,
0.862%, 3/03/17	United States	110,000		110,060
0.647%, 6/09/17	United States	300,000		299,339
[f,h]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 1.182%,
3/03/17	Japan	105,000		104,953
				514,352
Containers & Packaging 0.1%
[f]Beverage Packaging Holdings Luxembourg II SA / Beverage
Packaging Holdings II Issuer Inc., 144A,
senior note, 5.625%, 12/15/16	New Zealand	1,470,000		1,471,837
senior sub. note, 6.00%, 6/15/17	New Zealand	115,000		115,000
				1,586,837
Diversified Financial Services 1.7%
[h]American Honda Finance Corp., senior note, FRN, 1.02%, 9/20/17	United States	180,000		180,173
[f]Corp. Financiera de Desarrollo SA, 144A,
senior note, 3.25%, 7/15/19	Peru	200,000		201,316
sub. bond, 5.25% to 7/15/24, FRN thereafter, 7/15/29	Peru	200,000		194,000
Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	5,074,000		4,211,420
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	193,488
Ford Motor Credit Co. LLC,
senior bond, Series GMTN, 4.389%, 1/08/26	United States	455,000		465,230
[h]senior note, FRN, 1.40%, 1/17/17	United States	40,000		39,830
General Motors Financial Co. Inc., senior bond, 5.25%, 3/01/26	United States	295,000		297,500

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Financial Services (continued)
[f,h]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.333%, 3/18/17	South Korea	200,000		$199,832
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%,
8/01/21	United States	225,000		187,594
[f,h,i]LBG Capital No.1 PLC, junior sub., 144A, FRN, 8.00%, Perpetual	United Kingdom	600,000		616,800
NewStar Financial Inc., senior note, 7.25%, 5/01/20	United States	3,623,000		3,238,056
[f]Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	580,000		545,200
[a,f]ROC Finance LLC/ROC Finance 1 Corp., secured note, second lien,
144A, 12.125%, 9/01/18	United States	9,161,000		9,218,256
[h]Shell International Finance BV, senior note, FRN,
0.828%, 11/15/16	Netherlands	80,000		79,933
0.941%, 5/10/17	Netherlands	390,000		387,769
[f]Solvay Finance America LLC, senior bond, 144A, 4.45%, 12/03/25	Belgium	200,000		201,017
				20,457,414
Diversified Telecommunication Services 0.8%
Frontier Communications Corp.,
senior bond, 9.00%, 8/15/31	United States	6,227,000		5,106,140
[a,f]senior note, 144A, 11.00%, 9/15/25	United States	1,085,000		1,090,425
[f]Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	47,441
Sprint Capital Corp., senior bond, 8.75%, 3/15/32	United States	1,106,000		857,150
Sprint Communications Inc., senior bond, 6.00%, 12/01/16	United States	225,000		224,437
Telecom Italia Capital SA, senior bond,
7.20%, 7/18/36	Italy	408,000		381,480
7.721%, 6/04/38	Italy	492,000		477,240
[h]Verizon Communications Inc., senior note, FRN, 0.877%, 6/09/17	United States	125,000		124,573
[a,f]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	600,000		555,000
Windstream Services LLC, senior note, 7.75%, 10/15/20	United States	735,000		624,750
				9,488,636
Electric Utilities 0.4%
[h]Duke Energy Corp., senior note, FRN, 0.992%, 4/03/17	United States	100,000		99,295
[h]Duke Energy Progress Inc., secured note, FRN, 0.652%, 3/06/17	United States	50,000		49,866
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000		812,050
GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	700,000		388,500
[f]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	3,759,000		3,749,603
				5,099,314
Electronic Equipment, Instruments & Components 0.0%†
Flextronics International Ltd., senior note, 4.75%, 6/15/25	United States	85,000		82,237
Keysight Technologies Inc., senior note, 4.55%, 10/30/24	United States	400,000		385,789
				468,026
Energy Equipment & Services 0.2%
Diamond Offshore Drilling Inc., senior bond, 4.875%, 11/01/43	United States	55,000		32,902
Noble Holding International Ltd., senior bond, 5.25%, 3/15/42	United States	190,000		75,911
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000		21,625
senior bond, 5.25%, 5/01/23	United States	15,000		11,813
senior bond, 4.25%, 11/15/23	United States	350,000		267,750
[f]senior note, 144A, 6.75%, 3/15/24	United States	590,000		502,975
senior note, 5.00%, 1/15/18	United States	125,000		120,390
Transocean Inc., senior bond, 6.80%, 3/15/38	United States	1,830,000		846,375
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	335,000		197,650
				2,077,391
Food & Staples Retailing 0.2%
New Albertsons Inc., senior bond, 7.45%, 8/01/29	United States	1,335,000		1,091,362
Tesco PLC, senior bond, 5.125%, 4/10/47	United Kingdom	1,400,000	EUR	1,324,810
				2,416,172
Gas Utilities 0.0%†
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	215,000		127,388

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Health Care Equipment & Supplies 0.5%
[a]Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	6,206,000		$5,414,735
Health Care Providers & Services 0.6%
Express Scripts Holding Co., senior bond, 4.50%, 2/25/26	United States	370,000		373,205
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	3,549,000		3,198,536
[f]MEDNAX Inc., senior note, 144A, 5.25%, 12/01/23	United States	35,000		36,356
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	3,228,000		3,189,652
				6,797,749
Hotels, Restaurants & Leisure 1.7%
[a]Caesars Entertainment Resort Properties LLC, secured note, second
lien, 11.00%, 10/01/21	United States	2,091,000		1,813,943
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		133,125
[f]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	5,459,000		5,240,640
[f]Greektown Holdings LLC / Greektown Mothership Corp., secured note,
144A, 8.875%, 3/15/19	United States	1,214,000		1,189,720
[f]International Game Technology PLC, secured bond, 144A, 6.50%,
2/15/25	United States	3,815,000		3,423,962
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	490,000		503,475
Mohegan Tribal Gaming Authority, senior note, 9.75%, 9/01/21	United States	1,376,000		1,376,826
[a,f]Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	6,878,000		6,551,295
Wyndham Worldwide Corp., senior bond, 5.10%, 10/01/25	United States	400,000		409,127
				20,642,113
Household Durables 0.1%
Lennar Corp., senior note, 4.75%, 4/01/21	United States	590,000		595,900
Sharp Corp., senior note, 1.604%, 9/13/19	Japan	100,000,000	JPY	788,470
				1,384,370
Household Products 0.0%†
HRG Group Inc., senior note, 7.75%, 1/15/22	United States	204,000		194,310
[h]The Procter & Gamble Co., senior note, FRN, 0.699%, 11/04/16	United States	80,000		80,038
				274,348
Independent Power & Renewable Electricity Producers 0.0%†
GenOn Energy Inc., senior note,
9.50%, 10/15/18	United States	90,000		58,950
9.875%, 10/15/20	United States	135,000		82,350
				141,300
Insurance 0.1%
[g,h]Assicurazioni Generali SpA, senior sub. bond, FRN, Reg S, 7.75%,
12/12/42	Italy	400,000	EUR	501,508
Old Republic International Corp., senior bond, 4.875%, 10/01/24	United States	415,000		431,990
				933,498
Life Sciences Tools & Services 0.5%
inVentiv Health Inc., senior note, 10.00%, 8/15/18	United States	6,149,000		5,872,295
Media 3.2%
American Media Inc., senior secured note, 11.50%, 12/15/17	United States	9,412,000		9,588,475
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	350,000		372,925
7.75%, 4/15/18	United States	185,000		190,550
[f]CCO Holdings LLC / CCO Holdings Capital Corp., senior note, 144A,
5.125%, 5/01/23	United States	120,000		119,400
[f]CCO Safari II LLC, secured bond, 144A, 6.484%, 10/23/45	United States	585,000		616,137
Clear Channel Worldwide Holdings Inc., senior sub. note, Series B,
7.625%, 3/15/20	United States	1,095,000		967,706
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	245,000		261,538
senior bond, 5.25%, 6/01/24	United States	45,000		38,813
senior note, 6.75%, 11/15/21	United States	95,000		96,663

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Media (continued)
DISH DBS Corp., senior note,
6.75%, 6/01/21	United States	430,000	$439,137
5.875%, 7/15/22	United States	170,000	163,200
5.00%, 3/15/23	United States	300,000	266,250
5.875%, 11/15/24	United States	605,000	545,891
[a,f]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	6,477,000	6,161,246
The McClatchy Co., senior secured note, first lien, 9.00%, 12/15/22	United States	4,846,000	4,282,652
Postmedia Network Inc., secured note, second lien, 12.50%, 7/15/18	Canada	2,499,000	1,399,440
[f]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	8,073,000	7,003,327
Time Warner Cable Inc., senior bond,
5.875%, 11/15/40	United States	555,000	518,018
4.50%, 9/15/42	United States	240,000	196,823
Viacom Inc., senior bond, 4.875%, 6/15/43	United States	1,000,000	728,002
[a]WideOpenWest Finance LLC / Capital Corp., senior note, 10.25%,
7/15/19	United States	5,008,000	4,582,320
			38,538,513
Metals & Mining 0.1%
ArcelorMittal, senior bond, 8.00%, 10/15/39	Luxembourg	260,000	205,790
Freeport-McMoRan Inc.,
senior bond, 3.55%, 3/01/22	United States	98,000	65,660
senior bond, 5.45%, 3/15/43	United States	1,100,000	643,500
senior note, 2.375%, 3/15/18	United States	196,000	169,785
Teck Resources Ltd., senior bond, 5.40%, 2/01/43	Canada	700,000	367,500
			1,452,235
Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp., senior bond, 4.50%, 7/15/44	United States	370,000	254,026
Antero Resources Corp., senior note,
5.375%, 11/01/21	United States	85,000	73,950
5.125%, 12/01/22	United States	345,000	295,837
[f]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	10,000	5,825
5.625%, 6/01/24	Canada	495,000	272,250
[f]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	150,000	68,250
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	115,000	35,075
5.75%, 2/01/23	United States	415,000	105,825
[h]BP Capital Markets PLC, senior note, FRN, 1.04%, 11/07/16	United Kingdom	80,000	79,699
California Resources Corp., senior note,
[f]144A, 8.00%, 12/15/22	United States	135,000	34,088
5.50%, 9/15/21	United States	85,000	11,900
6.00%, 11/15/24	United States	1,055,000	139,787
[h]Canadian Natural Resources Ltd., senior note, FRN, 0.978%, 3/30/16	Canada	100,000	99,858
Chesapeake Energy Corp.,
senior bond, 6.625%, 8/15/20	United States	5,000	1,150
senior bond, 6.125%, 2/15/21	United States	20,000	4,300
senior note, 5.375%, 6/15/21	United States	5,000	1,075
senior note, 4.875%, 4/15/22	United States	170,000	36,550
[h]Chevron Corp., senior note, FRN, 0.788%, 11/15/17	United States	145,000	143,282
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	75,000	69,891
5.50%, 4/01/23	United States	565,000	531,100
ConocoPhillips, senior bond, 6.50%, 2/01/39	United States	325,000	325,522
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	1,215,000	923,704
senior bond, 4.90%, 6/01/44	United States	335,000	206,027
senior note, 4.50%, 4/15/23	United States	35,000	25,235
senior note, 3.80%, 6/01/24	United States	320,000	218,479
Devon Energy Corp., senior bond, 5.00%, 6/15/45	United States	385,000	255,548

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc., senior note, 7.625%, 10/01/21	United States	460,000	$466,900
[f]Eclipse Resources Corp., senior note, 144A, 8.875%, 7/15/23	United States	335,000	118,925
Enable Midstream Partners LP, senior bond, 5.00%, 5/15/44	United States	400,000	206,937
Energy Transfer Partners LP, senior bond,
5.15%, 3/15/45	United States	80,000	58,570
6.125%, 12/15/45	United States	505,000	416,628
Enterprise Products Operating LLC, senior bond, 3.70%, 2/15/26	United States	35,000	32,874
[g,h]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note,
FRN, Reg S, 6.224%, 9/24/19	Ecuador	1,691,843	1,383,081
[h]Exxon Mobil Corp., senior note, FRN, 0.552%, 3/15/17	United States	110,000	109,792
Halcon Resources Corp.,
[f]secured note, second lien, 144A, 8.625%, 2/01/20	United States	410,000	228,062
senior note, 9.75%, 7/15/20	United States	370,000	42,550
Kinder Morgan Energy Partners LP, senior bond,
3.45%, 2/15/23	United States	70,000	60,138
3.50%, 9/01/23	United States	100,000	84,210
5.625%, 9/01/41	United States	130,000	100,696
4.70%, 11/01/42	United States	150,000	109,768
5.00%, 3/01/43	United States	30,000	23,062
Kinder Morgan Inc., senior bond, Series GMTN, 8.05%, 10/15/30	United States	3,895,000	3,920,987
Linn Energy LLC / Linn Energy Finance Corp.,
senior bond, 7.75%, 2/01/21	United States	1,402,000	61,338
senior note, 6.25%, 11/01/19	United States	211,000	10,023
Marathon Oil Corp., senior bond, 5.20%, 6/01/45	United States	345,000	203,338
Matador Resources Co., senior note, 6.875%, 4/15/23	United States	497,000	434,875
[f]MEG Energy Corp., 144A,
senior bond, 6.375%, 1/30/23	Canada	180,000	85,950
senior bond, 7.00%, 3/31/24	Canada	425,000	201,875
senior note, 6.50%, 3/15/21	Canada	230,000	112,125
[f]MPLX LP, senior note, 144A, 4.875%, 12/01/24	United States	935,000	765,290
Noble Energy Inc., senior note, 5.625%, 5/01/21	United States	50,000	45,630
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23	United States	70,000	40,775
senior note, 7.25%, 2/01/19	United States	10,000	6,150
senior note, 6.875%, 3/15/22	United States	345,000	203,550
[f]Pacific Exploration and Production Corp., 144A,
senior bond, 5.125%, 3/28/23	Colombia	200,000	23,000
senior bond, 5.625%, 1/19/25	Colombia	515,000	64,633
senior note, 5.375%, 1/26/19	Colombia	175,000	21,000
Petrobras Global Finance BV,
senior bond, 6.875%, 1/20/40	Brazil	660,000	417,450
senior bond, 6.75%, 1/27/41	Brazil	440,000	277,200
senior bond, 5.625%, 5/20/43	Brazil	350,000	205,082
senior bond, 7.25%, 3/17/44	Brazil	30,000	19,731
senior bond, 6.85%, 6/05/15	Brazil	2,969,000	1,858,446
senior note, 4.875%, 3/17/20	Brazil	2,256,000	1,731,706
[g]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	4,608,000	1,456,128
[g]Petroleos Mexicanos, senior bond, Reg S,
4.25%, 1/15/25	Mexico	581,000	514,185
6.875%, 8/04/26	Mexico	1,042,000	1,081,596
Plains All American Pipeline LP / PAA Finance Corp., senior bond,
4.70%, 6/15/44	United States	415,000	274,762
Regency Energy Partners LP / Regency Energy Finance Corp., senior
note, 5.75%, 9/01/20	United States	75,000	69,619
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	300,000	244,500
[f]RSP Permian Inc., senior note, 144A, 6.625%, 10/01/22	United States	1,250,000	1,125,000
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
3/01/25	United States	455,000	414,619
SandRidge Energy Inc., senior bond, 7.50%, 2/15/23	United States	1,405,000	81,666

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.,
senior bond, 6.50%, 1/01/23	United States	60,000		$24,150
senior bond, 5.625%, 6/01/25	United States	10,000		4,075
senior note, 6.50%, 11/15/21	United States	10,000		4,550
senior note, 6.125%, 11/15/22	United States	220,000		96,800
senior note, 5.00%, 1/15/24	United States	230,000		92,575
[f]Ultra Petroleum Corp., 144A,
senior bond, 6.125%, 10/01/24	United States	50,000		2,750
senior note, 5.75%, 12/15/18	United States	20,000		1,100
Western Refining Logistics LP / WNRL Finance Corp., senior note,
7.50%, 2/15/23	United States	80,000		68,400
Whiting Petroleum Corp., senior note,
6.50%, 10/01/18	United States	145,000		54,375
5.00%, 3/15/19	United States	25,000		12,625
5.75%, 3/15/21	United States	220,000		103,950
The Williams Cos Inc., senior bond, 5.75%, 6/24/44	United States	605,000		399,300
Williams Partners LP, senior bond,
4.00%, 9/15/25	United States	125,000		95,313
5.10%, 9/15/45	United States	615,000		420,338
				25,012,956
Pharmaceuticals 0.2%
[f]Greatbatch Ltd., senior note, 144A, 9.125%, 11/01/23	United States	320,000		312,000
[h]Johnson & Johnson, senior note, FRN, 0.706%, 11/28/16	United States	20,000		20,006
[h]Merck & Co. Inc., senior note, FRN, 0.746%, 2/10/17	United States	165,000		165,103
[f]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	260,000		245,700
5.625%, 12/01/21	United States	55,000		47,334
5.50%, 3/01/23	United States	385,000		306,075
4.50%, 5/15/23	United States	640,000	EUR	560,951
5.875%, 5/15/23	United States	1,135,000		930,700
				2,587,869
Professional Services 0.3%
[a,f]Altegrity Inc., senior note, first lien, 144A, 9.50%, 7/01/19	United States	3,047,000		2,589,950
Verisk Analytics Inc., senior bond, 5.50%, 6/15/45	United States	390,000		359,072
				2,949,022
Real Estate 0.0%†
[f]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		176,220
Real Estate Investment Trusts (REITs) 0.0%†
Healthcare Realty Trust Inc., senior bond, 3.875%, 5/01/25	United States	75,000		72,870
Host Hotels & Resorts LP, senior bond, Series E, 4.00%, 6/15/25	United States	175,000		169,152
				242,022
Real Estate Management & Development 0.0%†
[f]Interval Acquisition Corp., senior note, 144A, 5.625%, 4/15/23	United States	205,000		202,437
Semiconductors & Semiconductor Equipment 0.1%
KLA-Tencor Corp., senior note, 4.65%, 11/01/24	United States	443,000		436,347
Micron Technology Inc.,
senior bond, 5.50%, 2/01/25	United States	235,000		199,163
[f]senior bond, 144A, 5.625%, 1/15/26	United States	455,000		369,687
[f]senior note, 144A, 5.25%, 8/01/23	United States	270,000		231,863
[f]senior note, 144A, 5.25%, 1/15/24	United States	375,000		315,937
				1,552,997
Software 0.0%†
[f]Open Text Corp., senior note, 144A, 5.625%, 1/15/23	Canada	220,000		217,250
[h]Oracle Corp., senior note, FRN, 0.817%, 7/07/17	United States	135,000		134,884
				352,134

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Specialty Retail 0.0%†
[h]Lowe's Cos. Inc., senior note, FRN, 1.102%, 9/14/18	United States	255,000	$255,831
Technology Hardware, Storage & Peripherals 0.1%
[f]Hewlett Packard Enterprise Co., senior bond, 144A, 4.90%, 10/15/25	United States	570,000	541,767
Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA Inc., senior bond, 4.50%, 7/17/25	United States	475,000	473,934
Trading Companies & Distributors 0.0%†
Air Lease Corp.,
senior bond, 4.25%, 9/15/24	United States	170,000	158,100
senior note, 3.75%, 2/01/22	United States	90,000	83,733
Aircastle Ltd., senior note, 5.50%, 2/15/22	United States	180,000	180,225
			422,058
Total Corporate Bonds and Notes (Cost $187,273,593)			175,186,965
Corporate Bonds and Notes in Reorganization 0.2%
Electric Utilities 0.1%
[f,j]Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., senior
note, 144A, 11.25%, 12/01/18	United States	2,401,000	2,112,880
Energy Equipment & Services 0.1%
[f,j]Paragon Offshore PLC, 144A,
senior bond, 7.25%, 8/15/24	United States	1,550,000	418,500
senior note, 6.75%, 7/15/22	United States	1,841,000	487,865
			906,365
Oil, Gas & Consumable Fuels 0.0%†
[j]Sabine Oil & Gas Corp., senior bond, 7.25%, 6/15/19	United States	534,000	45,390
Total Corporate Bonds and Notes in Reorganization (Cost $3,346,219)			3,064,635
[h,k]Senior Floating Rate Interests 0.2%
Air Freight & Logistics 0.0%†
Goodpack Ltd., Term Loan, first lien, 4.75%, 9/09/21	United States	49,668	44,328
Auto Components 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/06/21	United States	182,444	160,855
Building Products 0.0%†
Continental Building Products Inc., Term Loan, first lien, 4.00%, 8/28/20	United States	47,062	46,033
Ply Gem Holdings Inc., Term Loan, 4.00%, 2/01/21	United States	44,751	42,662
			88,695
Chemicals 0.0%†
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%,
7/30/21	United States	31,018	30,446
Communications Equipment 0.0%†
Presidio Holdings, Term Loan B, 5.25%, 2/02/22	United States	188,575	180,973
Diversified Financial Services 0.0%†
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/04/21	United States	8,783	8,706
Diversified Telecommunication Services 0.0%†
Integra Telecom, Term Loan, 5.25%, 8/14/20	United States	223,811	212,173
LTS Buyer LLC, First Lien Term B Loan, 4.00%, 4/13/20	United States	32,781	31,981
			244,154
Electric Utilities 0.0%†
Power Buyer LLC, Delayed Draw, Term Loan, 4.25%, 5/06/20	United States	66,762	65,260
Health Care Providers & Services 0.0%†
Universal Services, Delayed Draw, Term Loan, 4.75%, 7/28/22	United States	120,000	113,600
Hotels, Restaurants & Leisure 0.0%†
Burger King, Term Loan B, 3.75%, 12/10/21	United States	240,000	239,200
Insurance 0.0%†
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	44,663	41,964

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
[h,k]Senior Floating Rate Interests (continued)
Internet Software & Services 0.0%†
Vizient Inc., Term Loan B, 6.25%, 2/13/23	United States	155,000		$153,902
Investment Companies 0.0%†
Grosvenor Capital Management Holdings, LLP, Initial Term Loan,
3.75%, 1/04/21	United States	9,703		9,315
IT Services 0.0%†
Aptean Inc., Term Loan, first lien, 5.25%, 2/26/20	United States	49,125		47,794
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 3/01/21	United States	8,765		8,410
				56,204
Leisure Products 0.0%†
SRAM LLC, Term Loan, first lien guaranteed, senior secured, 5.50%,
4/10/20	United States	34,865		26,846
Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/27/20	United States	15,697		11,563
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/30/21	United States	117,500		98,700
				110,263
Metals & Mining 0.1%
Signode Industrial Group, Initial Term Loan B, 3.75%, 5/01/21	United States	313,327		297,660
Oil, Gas & Consumable Fuels 0.0%†
Energy Transfer Equity LP, Term Loan 2013, 3.25%, 12/02/19	United States	33,128		26,896
Energy Transfer Partners LP, Term Loan C, 4.00%, 12/02/19	United States	39,998		32,299
OSG Bulk Ships, Term Loan B, 5.25%, 8/05/19	United States	10,853		9,930
Southcross Energy Partners LP, senior secured, Term Loan B, first lien
guaranteed, 5.25%, 8/04/21	United States	29,698		15,963
				85,088
Professional Services 0.0%†
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	68,586		53,412
Retailing 0.0%†
Talbots Inc., Initial Term Loan, first lien, 5.50%, 3/19/20	United States	67,500		63,281
Semiconductors & Semiconductor Equipment 0.1%
Microsemi Corp., Term Loan B, 5.25%, 1/15/23	United States	451,324		450,872
Trading Companies & Distributors 0.0%†
HD Supply, Term Loan B, 3.75%, 8/13/21	United States	54,865		53,796
Total Senior Floating Rate Interests (Cost $2,715,126)				2,578,820
Foreign Government and Agency Securities 1.9%
[g]Government of Bahrain, senior note, Reg S, 7.00%, 1/26/26	Bahrain	722,000		701,838
[g]Government of Cyprus, Reg S, 3.875%, 5/06/22	Cyprus	1,273,000	EUR	1,406,305
Government of Hellenic Republic,
[g]senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21, 4.30%
thereafter, 2/24/42	Greece	7,224,000	EUR	4,380,213
[f]senior note, 144A, 3.375%, 7/17/17	Greece	4,238,000	EUR	4,153,908
[f]senior note, 144A, 4.75%, 4/17/19	Greece	3,549,000	EUR	3,129,949
[g]Government of Indonesia, senior bond, Reg S, 4.75%, 1/08/26	Indonesia	382,000		395,328
[g]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	1,564,000		990,419
Government of Mexico, 4.00%, 10/02/23	Mexico	1,140,000		1,175,340
[g]Government of Pakistan, Reg S, 6.75%, 12/03/19	Pakistan	1,392,000		1,421,134
[g]Government of Russia, senior bond, Reg S, 5.625%, 4/04/42	Russia	3,800,000		3,703,176
[g]Government of Sri Lanka, senior note, Reg S, 6.85%, 11/03/25	Sri Lanka	1,565,000		1,458,769
Total Foreign Government and Agency Securities (Cost $22,806,773)				22,916,379
Foreign Government and Agency Securities in Reorganization 0.9%
[j]Government of Argentina,
senior bond, 7.82%, 12/31/33	Argentina	3,685,206		4,411,872

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities in Reorganization (continued)
[j]Government of Argentina,
senior bond, Series NY, 8.28%, 12/31/33	Argentina	1,955,843	$2,306,917
senior bond, 8.28%, 12/31/33	Argentina	486,544	562,201
senior note, Series 1, 8.75%, 6/02/17	Argentina	2,649,173	3,092,909
Total Foreign Government and Agency Securities in Reorganization (Cost $9,009,620)			10,373,899
Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.6%
Airlines 0.1%
[f]Latam Airlines, 2015-1 Pass Through Trust B, 144A, 4.50%, 11/15/23	Chile	980,000	862,400
Banks 0.1%
Capital One Multi-Asset Execution Trust,
2013-A3, 0.96%, 9/16/19	United States	100,000	100,076
2014-A2, 1.26%, 1/15/20	United States	40,000	40,092
2014-A5, 1.48%, 7/15/20	United States	90,000	90,442
2015-A7, 1.45%, 8/16/21	United States	400,000	401,434
National City Mortgage Capital Trust, Series 2008-2A1, 6.00%, 3/25/38	United States	78,645	82,175
[h]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN,
2.734%, 10/25/33	United States	47,997	48,043
[h]Wells Fargo Mortgage Backed Securities 2003-M Trust, A1, FRN,
2.786%, 12/25/33	United States	36,827	36,851
[h]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN,
2.835%, 2/25/34	United States	40,414	40,214
[h]Wells Fargo Mortgage Backed Securities 2004-0 Trust, A1, FRN,
2.743%, 8/25/34	United States	15,277	15,155
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	7,622	7,518
[h]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, FRN,
2A2, 2.779%, 6/25/35	United States	973	1,002
2A4, 2.779%, 6/25/35	United States	23,203	23,238
			886,240
Consumer Finance 0.1%
American Express Credit Account Master Trust,
[h]FRN, 0.701%, 1/15/20	United States	100,000	100,078
0.98%, 5/15/19	United States	100,000	100,070
Series 2014-A, 1.26%, 1/15/20	United States	100,000	100,290
Series 2014-A, 1.49%, 4/15/20	United States	100,000	100,567
[h]Series 2014-A, FRN, 0.721%, 5/15/20	United States	100,000	100,021
[h]Bank of America Credit Card Trust, FRN,
A, 0.701%, 9/16/19	United States	120,000	120,065
A, 0.807%, 6/15/21	United States	100,000	99,928
A3, 0.719%, 1/15/20	United States	100,000	100,062
			821,081
Diversified Financial Services 1.1%
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	12,587	12,742
Banc of America Alternative Loan 2003-10 Trust, 3A1, 5.50%, 12/25/33	United States	201,141	203,675
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	12,924	13,010
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	25,106	22,895
[h]Banc of America Funding 2004-B Trust, 1A2, FRN, 2.811%, 12/20/34	United States	106,426	95,799
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	22,544	23,460
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	212,107	198,254
[h]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 2.93%, 2/25/35	United States	13,801	13,487
[h]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.96%, 9/25/34	United States	90,780	83,454
[h]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.707%, 2/25/36	United States	28,529	22,613
[f,h]BLCP Hotel Trust 2014-CLRN, E, 144A, FRN, 4.101%, 8/15/29	United States	100,000	95,625
BMW Vehicle Owner Trust,
2013-A3, 0.67%, 11/27/17	United States	22,486	22,469
2014-A3, 0.97%, 11/26/18	United States	75,000	74,949

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]CAM Mortgage LLC, 144A,
[h]2015-1, FRN, 4.75%, 7/15/64	United States	100,000	$99,597
2015-A, 3.375%, 7/15/64	United States	143,886	144,037
Chase Issuance Trust,
[h]A3, FRN, 0.631%, 5/15/18	United States	110,000	110,005
[h]A5, FRN, 0.801%, 4/15/21	United States	120,000	119,799
A8, 1.01%, 10/15/18	United States	100,000	100,106
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	100,269
[h]Series 2014-A8, FRN, 0.681%, 11/15/18	United States	85,000	85,013
[h]Series 2015-A1, FRN, 0.751%, 2/18/20	United States	110,000	109,983
Series 2015-A2, 1.59%, 2/18/20	United States	135,000	135,990
Series 2015-A7, 1.62%, 7/15/20	United States	300,000	302,538
[h]Chase Mortgage Finance 2007-A1 Trust, 11M1, FRN, 2.559%, 3/25/37	United States	109,635	102,404
[f]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	86,632	83,186
[f]Colony American Homes, 144A,
[h]2014-1, FRN, 2.579%, 5/17/31	United States	110,000	103,224
[h]2014-2, FRN, 2.776%, 7/17/31	United States	300,000	284,897
[h]2014-2, FRN, 3.63%, 7/17/31	United States	100,000	93,903
[h]2015-D, FRN, 2.579%, 7/17/32	United States	200,000	184,877
2015-1, D, 5.649%, 10/15/47	United States	115,000	116,500
[f,h]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.827%,
6/15/34	United States	100,000	96,903
Countrywide Alternative Loan Trust,
2003-2A1, 5.75%, 10/25/33	United States	26,792	27,592
2003-A7, 5.50%, 7/25/33	United States	26,902	26,735
2004-1A1, 5.50%, 4/25/34	United States	60,458	61,651
2004-5A1, 5.75%, 1/25/35	United States	11,064	11,203
2005-2A1, 5.50%, 2/25/25	United States	11,651	11,894
[h]2005-2A1, FRN, 0.646%, 5/25/35	United States	66,256	54,423
[h]Countrywide Home Loans Mortgage Pass-Through 2004-12 Trust, 8A1,
FRN, 2.895%, 8/25/34	United States	20,268	17,787
[h]Countrywide Home Loans Mortgage Pass-Through 2004-HYB4 Trust,
2A1, FRN, 2.621%, 9/20/34	United States	49,549	47,717
Countrywide Home Loans Mortgage Pass-Through 2005-21 Trust, A17,
5.50%, 10/25/35	United States	19,743	18,428
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4,
5.25%, 6/25/35	United States	2,231	2,235
[h]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	13,712	13,089
[h]Discover Card Execution Note Trust, A1, FRN, 0.881%, 8/17/20	United States	210,000	210,097
[f]DT Auto Owner Trust 2016-1, D, 144A, 4.66%, 12/15/22	United States	180,000	173,610
[f,h]Extended Stay America Trust 2013-ESH, D7, 144A, FRN, 4.036%,
12/05/31	United States	220,000	220,072
Ford Credit Auto Owner Trust,
[f]2014-A, 144A, 2.31%, 4/15/26	United States	100,000	101,119
2014-A3, 0.90%, 10/15/18	United States	106,983	106,904
2014-A3, 1.06%, 5/15/19	United States	55,000	55,003
2015-A3, 1.28%, 9/15/19	United States	85,000	85,260
2015-A3, 1.41%, 2/15/20	United States	396,000	397,611
[h]Freddie Mac Structured Agency Credit Risk Debt Notes, FRN,
Series 2013-M2, 4.677%, 11/25/23	United States	250,000	240,086
Series 2015-M2, 2.286%, 10/25/27	United States	250,000	244,274
Series 2015-M3, 3.736%, 10/25/27	United States	250,000	225,394
[h]GMACM Mortgage Loan Trust 2005-AR4, 3A1, FRN, 3.204%, 7/19/35	United States	244,797	230,866
[f,h]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.377%, 2/15/27	United States	79,327	77,360
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	45,066	45,611
[h]GSR Mortgage Loan Trust 2005-AR6, 4A5, FRN, 2.802%, 9/25/35	United States	223,706	223,529
[h]Harborview Mortgage Loan Trust, 1A, FRN, 0.80%, 10/19/33	United States	143,811	134,280
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	17,929	17,914

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	76,444	$76,343
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000	44,966
A4, 1.31%, 10/15/20	United States	30,000	30,065
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	55,000	55,002
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	60,000	59,992
Honda Auto Receivables 2015-2 Owner Trust, A3, 1.04%, 2/21/19	United States	400,000	399,627
Honda Auto Receivables 2015-3 Owner Trust, A3, 1.27%, 4/18/19	United States	135,000	135,399
Honda Auto Receivables 2015-4 Owner Trust, A3, 1.23%, 9/23/19	United States	390,000	390,091
[f]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000	99,867
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	76,757	76,683
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	55,000	54,971
Hyundai Auto Receivables 2015-B Owner Trust, A3, 1.12%, 11/15/19	United States	230,000	229,737
[h]IndyMac Mortgage Loan Trust, Series 2005-A3, FRN, 2.708%, 8/25/35	United States	102,625	83,352
[f,h]Invitation Homes Trust, B, 144A, FRN, 1.929%, 6/17/31	United States	100,000	96,294
[h]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.718%, 3/25/36	United States	88,650	76,888
[f,h]JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, D,
144A, FRN, 4.927%, 7/15/36	United States	180,000	176,253
[h]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 2.126%, 11/25/33	United States	19,595	19,071
JP Morgan Mortgage 2004-S1 Trust, 6.00%, 9/25/34	United States	203,777	207,563
[h]JP Morgan Mortgage 2005-A1 Trust, 6T1, FRN, 2.76%, 2/25/35	United States	33,831	33,585
[h]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 2.81%, 6/25/35	United States	14,506	14,634
JP Morgan Mortgage 2005-S3 Trust, 1A11, 6.00%, 1/25/36	United States	217,001	176,020
[h]JP Morgan Mortgage 2006-A1 Trust, FRN, 2.669%, 2/25/36	United States	54,948	48,540
[h]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.764%, 1/25/37	United States	44,056	38,784
[h]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.725%, 7/25/35	United States	11,280	11,260
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	67,016	54,732
[h]Lehman XS Trust Series, A2A, FRN, 0.656%, 4/25/46	United States	101,687	70,765
[h]Merrill Lynch Mortgage Investors MLCC, FRN,
2006-1A, 2.654%, 2/25/36	United States	120,076	111,014
2006-2A, 2.287%, 5/25/36	United States	16,213	15,640
[f]Motel 6 Trust 2015-M6MZ, M, 144A, 8.23%, 2/05/20	United States	996,157	942,663
[f,h]Morgan Stanley Capital I Trust 2011-C2, E, 144A, FRN, 5.311%,
6/15/44	United States	150,000	148,197
Nissan Auto Lease Trust, 2014-A3, 1.12%, 9/15/17	United States	45,000	44,978
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	15,742	15,717
Nissan Auto Receivables 2015-C Owner Trust, A3, 1.37%, 5/15/20	United States	400,000	401,438
[h]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.776%, 5/25/36	United States	39,344	35,368
Ocwen Loan Servicing LLC, MASTR Alternative Loan Trust 2004-8,
2A1, 6.00%, 9/25/34	United States	110,177	114,483
Ocwen Loan Servicing LLC, MASTR Alternative Loan Trust 2004-12,
6A2, 5.25%, 12/25/34	United States	4,121	4,123
[h]Ocwen Loan Servicing LLC, MASTR Adjustable Rate Mortgages 2004-7
Trust, 3A1, FRN, 2.608%, 7/25/34	United States	62,156	60,182
[f]OneMain Financial Issuance 2015-1 Trust, A, 144A, 3.19%, 3/18/26	United States	150,000	147,592
[f]OneMain Financial Issuance 2015-3 Trust, B, 144A, 4.16%, 11/20/28	United States	155,000	151,263
RALI Series 2003-QS7 Trust, A2, 4.75%, 4/25/33	United States	39,943	40,126
[f,h]RCO Depositor II LLC, Series 2015-A, 144A, FRN, 4.50%, 9/25/54	United States	201,899	201,756
[h]Structured Adjustable Rate Mortgage Loan Trust, FRN,
Series 2004-7A3, 2.779%, 9/25/34	United States	49,120	48,677
1A, 2.445%, 6/25/34	United States	28,279	27,522
Structured Asset Securities Corp. Trust 2005-1, 7A7, 5.50%, 2/25/35	United States	22,534	22,925
[f,h]SCG Trust 2013-SRP1, FRN, 144A,
A, 1.827%, 11/15/26	United States	100,000	99,574
B, 2.927%, 11/15/26	United States	100,000	97,257
C, 3.677%, 11/15/26	United States	100,000	97,506

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]Shenton Aircraft Investment I Ltd., Series 2015-A, 144A, 4.75%,
10/15/42	Cayman Islands	194,794	$194,551
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	60,211	60,109
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	77,500	74,596
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	40,000	39,979
Toyota Auto Receivables 2015-B Owner Trust, A3, 1.27%, 5/15/19	United States	255,000	255,377
Toyota Auto Receivables 2015-C Owner Trust, A3, 1.34%, 6/17/19	United States	135,000	135,398
USAA Auto Owner Trust 2015-1, A3, 1.20%, 6/17/19	United States	150,000	150,203
[f]VOLT LLC, 144A,
2015-NPL2 A1, 3.375%, 2/25/55	United States	83,408	82,480
2015-NPL4 A1, 3.50%, 2/25/55	United States	174,162	173,114
[h]WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust,
1A3, FRN, 2.494%, 9/25/35	United States	137,041	131,663
[h]WaMu Mortgage Pass-Through Certificates Series 2007-HY5 Trust,
2A3, FRN, 2.089%, 5/25/37	United States	165,980	145,174
[h]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1,
FRN, 2.829%, 3/25/35	United States	58,666	57,026
[h]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-5 Trust, 5A1,
FRN, 2.724%, 4/25/35	United States	15,733	15,132
World Financial Network Credit Card Master Trust,
[h]Series 2015-A, FRN, 0.911%, 2/15/22	United States	120,000	119,635
Series 2015-C, 1.26%, 3/15/21	United States	400,000	399,286
			13,959,615
Other ABS 0.0%†
BXHT 2015-DRMZ Mortgage Trust, 8.625%, 7/15/29	United States	239,031	239,031
[f]Oak Hill Advisors Residential Loan Trust 2015-NPL2, A1, 144A,
3.721%, 7/25/55	United States	104,633	104,276
[f]Sofi Professional Loan Program 2016-A LLC, B, 144A, 3.57%, 1/26/38	United States	230,000	222,128
			565,435
Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
[h]Series 2014-E, FRN, 2.929%, 6/17/31	United States	100,000	92,615
Series 2014-E, 6.231%, 10/17/36	United States	250,000	251,159
Series 2014-E, 6.418%, 12/17/36	United States	100,000	102,624
Series 2015-E, 5.639%, 4/17/52	United States	210,000	200,879
[h]Ally Master Owner Trust, A1, FRN, 0.901%, 1/15/19	United States	100,000	99,829
[h]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.628%, 5/25/35	United States	25,837	24,166
[f,h]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.915%,
9/25/34	United States	120,000	109,184
[h]Citigroup Mortgage Loan Trust Inc., FRN,
2A3, 2.755%, 8/25/35	United States	131,892	122,256
[f]2A1, 144A, 0.567%, 8/25/36	United States	87,719	76,403
[f,h]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.627%,
6/25/47	United States	97,227	86,040
			1,165,155
Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance Trust,
[h]2013-A2, FRN, 0.714%, 5/26/20	United States	125,000	124,877
[h]2013-A7, FRN, 0.859%, 9/10/20	United States	200,000	200,238
2014-A2, 1.02%, 2/22/19	United States	100,000	100,015
[h]2014-A3, FRN, 0.629%, 5/09/18	United States	100,000	100,010
2014-A4, 1.23%, 4/24/19	United States	100,000	100,226
[h]2014-A7, FRN, 0.634%, 8/24/18	United States	100,000	99,991
2014-A8, 1.73%, 4/09/20	United States	100,000	100,980
Credit Suisse First Boston Mortgage Securities Corp.,
2003-4A4, 5.75%, 11/25/33	United States	3,842	4,027

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Thrifts & Mortgage Finance (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
[h]2003-7A1, FRN, 2.713%, 11/25/33	United States	10,580	$10,211
[h]2003-4A1, FRN, 2.833%, 12/25/33	United States	6,512	6,404
[h]2004-3A1, FRN, 2.727%, 5/25/34	United States	27,248	25,553
2005-2A1, 5.25%, 11/25/20	United States	64,667	63,815
[f,h]Credit Suisse Mortgage Capital Certificates, 2015-A, 144A, FRN,
1.677%, 3/15/17	United States	110,000	108,830
[h]GS Mortgage Securities Trust 2007-GG10, AM, FRN, 5.794%, 8/10/45	United States	210,000	201,237
			1,246,414
Whole Loan Collateral CMO 0.0%†
[h]RFMSI Series 2005-SA1 Trust, 1A1, FRN, 3.711%, 3/25/35	United States	160,954	122,296
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $19,868,122)			19,628,636
		Number of Contracts
Options Purchased 0.2%
Calls – Exchange-Traded
Biotechnology 0.0%†
Array BioPharma Inc., June Strike Price $4.00, Expires 6/17/16	United States	75	1,500
Baxalta Inc., June Strike Price $35.00 Expires 6/17/16	United States	57	30,780
			32,280
Chemicals 0.0%†
The Dow Chemical Co., March Strike Price $52.50, Expires 3/18/16	United States	377	7,163
The Dow Chemical Co., March Strike Price $55.00, Expires 3/18/16	United States	273	1,092
			8,255
Communications Equipment 0.0%†
Nokia OYJ, March Strike Price 6.60 EUR, Expires 3/18/16	Finland	1,891	4,114
Nokia OYJ, March Strike Price 6.80 EUR, Expires 3/18/16	Finland	1,873	4,075
Nokia OYJ, March Strike Price 7.00 EUR, Expires 3/18/16	Finland	473	1,029
			9,218
Construction Materials 0.0%†
Cemex SAB de CV, ADR, June Strike Price $6.00, Expires 6/17/16	Mexico	166	9,130
Diversified Financial Services 0.0%†
Chicago Board Options Exchange SPX Volatility Index, March Strike
Price $25.00, Expires 3/16/16	United States	201	16,080
Diversified Telecommunication Services 0.0%†
Telecom Italia SpA, March Strike Price 1.25 EUR, Expires 3/18/16	Italy	614	267
Electrical Equipment 0.0%†
General Cable Corp., May Strike Price $11.00, Expires 5/20/16	United States	12	330
Exchange Traded Funds 0.0%†
SPDR Barclays High Yield Bond ETF, March Strike Price $35.00,
Expires 3/18/16	United States	71	213
SPDR Barclays High Yield Bond ETF, June Strike Price $34.00, Expires
6/17/16	United States	148	5,180
SPDR S&P 500 ETF Trust, March Strike Price $198.00, Expires 3/18/16	United States	75	8,625
United States Oil Fund LP, April Strike Price $9.00, Expires 4/15/16	United States	74	5,254
			19,272
Food Products 0.0%†
Bunge Ltd., April Strike Price $55.00, Expires 4/15/16	United States	28	1,260
Industrial Conglomerates 0.0%†
General Electric Co., May Strike Price $28.00, Expires 5/20/16	United States	237	49,296
Internet Software & Services 0.0%†
Yahoo! Inc., May Strike Price $34.00, Expires 5/20/16	United States	122	20,496
Media 0.0%†
Dish Network Corp., A, September Strike Price $50.00, Expires 9/16/16	United States	168	69,048
Time Warner Inc., July Strike Price $70.00, Expires 7/15/16	United States	130	44,200
			113,248

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts			Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Oil, Gas & Consumable Fuels 0.0%†
Energy Transfer Equity LP, April Strike Price $10.00, Expires 4/15/16	United States		284		$8,520
Southwestern Energy Co., June Strike Price $13.00, Expires 6/17/16	United States		65		650
					9,170
Pharmaceuticals 0.0%†
Allergan PLC, May Strike Price $310.00, Expires 5/20/16	United States		24		19,920
Allergan PLC, September Strike Price $325.00, Expires 9/16/16	United States		31		52,700
					72,620
Real Estate Investment Trusts (REITs) 0.0%†
Starwood Property Trust Inc., June Strike Price $20.00, Expires 6/17/16	United States		83		1,245
Semiconductors & Semiconductor Equipment 0.1%
Avago Technologies Ltd., March Strike Price $120.00, Expires 3/18/16	Singapore		76		127,680
Photronics Inc., March Strike Price $12.50, Expires 3/18/16	United States		21		105
					127,785
Software 0.0%†
Red Hat Inc., June Strike Price $72.50, Expires 6/17/16	United States		8		2,380
Technology Hardware, Storage & Peripherals 0.0%†
NCR Corp., March Strike Price $21.00, Expires 3/18/16	United States		117		31,883
NCR Corp., July Strike Price $21.00, Expires 7/15/16	United States		60		22,200
					54,083
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, ADR, January Strike Price $40.00, Expires
1/20/17	United Kingdom		79		1,462
Vodafone Group PLC, ADR, January Strike Price $40.00, Expires
1/19/18	United Kingdom		36		2,520
					3,982
			Notional
		Counterparty	Amount*
Calls – Over-the-Counter
Currency Options 0.0%†
NOK/SEK, July Strike Price 0.95 NOK, Expires 7/08/16	Sweden	BOFA	7,600,000	SEK	35,695
USD/CAD, July Strike Price $1.41, Expires 7/08/16	United States	MSCO	1,000,000		10,494
					46,189
		Number of Contracts
Puts – Exchange-Traded
Construction Materials 0.0%†
Cemex SAB de CV, ADR, April Strike Price $3.00, Expires 4/15/16	Mexico		175		1,225
Diversified Financial Services 0.1%
EURO STOXX 50 Price EUR, March Strike Price 2,650.00 EUR,
Expires 3/18/16	Germany		355		38,233
S&P 500 Index, March Strike Price $1,840.00, Expires 3/18/16	United States		15		13,650
S&P 500 Index, March Strike Price $1,875.00, Expires 3/31/16	United States		176		400,928
S&P 500 Index, April Strike Price $1,750.00, Expires 4/15/16	United States		113		134,470
S&P 500 Index, September Strike Price $1,750.00, Expires 9/16/16	United States		4		22,400
					609,681
Electric Utilities 0.0%†
Pepco Holdings Inc., May Strike Price $22.50, Expires 5/20/16	United States		406		10,150
Energy Equipment & Services 0.0%†
Baker Hughes Inc., April Strike Price $34.00, Expires 4/15/16	United States		31		3,968
Exchange Traded Funds 0.0%†
SPDR S&P MidCap 400 ETF Trust, March Strike Price $220.00, Expires
3/18/16	United States		66		2,145
Utilities Select Sector SPDR Fund, September Strike Price $41.00,
Expires 9/16/16	United States		265		29,150
					31,295

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts			Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Food & Staples Retailing 0.0%†
The Kroger Co., July Strike Price $32.50, Expires 7/15/16	United States		129		$7,740
Health Care Equipment & Supplies 0.0%†
Invacare Corp., April Strike Price $10.00, Expires 4/15/16	United States		64		1,120
Media 0.0%†
Charter Communications Inc., A, March Strike Price $210.00, Expires
3/18/16	United States		87		261,870
Charter Communications Inc., A, April Strike Price $210.00, Expires
4/15/16	United States		71		222,940
Time Warner Cable Inc., March Strike Price $165.00, Expires 3/18/16	United States		57		4,845
Time Warner Cable Inc., July Strike Price $180.00, Expires 7/15/16	United States		57		42,180
Vivendi SA, March Strike Price 16.50 EUR, Expires 3/18/16	France		292		635
Vivendi SA, March Strike Price 17.10 EUR, Expires 3/18/16	France		897		4,108
					536,578
Oil, Gas & Consumable Fuels 0.0%†
Golar LNG Ltd., January Strike Price $10.00, Expires 1/20/17	Bermuda		100		17,000
Scorpio Tankers Inc., April Strike Price $5.00, Expires 4/15/16	Monaco		120		1,800
Ship Finance International Ltd., March Strike Price $10.00, Expires
3/18/16	Norway		220		2,200
Ship Finance International Ltd., May Strike Price $10.00, Expires
5/20/16	Norway		68		2,720
Southwestern Energy Co., March Strike Price $5.00, Expires 3/18/16	United States		100		2,500
					26,220
Professional Services 0.0%†
ManpowerGroup Inc., September Strike Price $65.00, Expires 9/16/16	United States		16		4,720
Robert Half International Inc., September Strike Price $35.00, Expires
9/16/16	United States		27		4,725
					9,445
Software 0.0%†
VMware Inc., A, September Strike Price $95.00, Expires 9/16/16	United States		32		144,320
			Notional
		Counterparty	Amount*
Puts – Over-the-Counter
Currency Options 0.0%†
EUR/NOK, July Strike Price 9.76 EUR, Expires 7/08/16	Norway	BOFA	740,000	EUR	34,229
USD/NOK, July Strike Price $8.90, Expires 7/08/16	United States	MSCO	740,000		32,123
					66,352
			Notional
		Counterparty	Amount*
Payer Swaptions - Over-the-Counter
Interest Rate 0.0%†
Pay fixed 10 year 2.57%, receive f3-month USD LIBOR, Expires 9/19/16	United States	BOFA	6,200,000		21,193
Receiver Swaptions - Over-the-Counter
Interest Rate 0.0%†
Receive fixed 1 year 4.89%, pay float 28 Day TIIE, Expires 8/17/16	Mexico	DBAB	45,000,000	MXN	10,161
Receive fixed 1 year 8.48%, pay float 28 Day TIIE, Expires 1/09/17	South Africa	DBAB	98,700,000	ZAR	38,546
Receive fixed 1 year 4.91%, pay float 28 Day TIIE, Expires 9/12/16	Mexico	BOFA	50,000,000	MXN	11,821
					60,528
Total Options Purchased (Cost $3,993,197)					2,126,401
		Principal Amount*
U.S. Government and Agency Securities (Cost $3,854,112) 0.3%
U.S. Government and Agency Securities 0.3%
[l]U.S. Treasury Bond, Index Linked, 0.125%, 4/15/20	United States		3,888,539		3,925,476

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Total Investments before Short Term Investments (Cost $827,509,307)			$807,891,994
Short Term Investments 1.2%
U.S. Government and Agency Securities 1.2%
[a,m]U.S. Treasury Bill,
3/24/16	United States	350,000	349,951
4/21/16	United States	14,000,000	13,994,414
Total Short Term Investments (Cost $14,345,015)			14,344,365
Total Investments before Money Market Funds and Repurchase Agreements (Cost $841,854,322)			822,236,359
		Shares
Money Market Funds (Cost $122,005,544) 10.0%
[n,o]Dreyfus Government Cash Management, Institutional Shares, 0.1%	United States	122,005,544	122,005,544
		Principal Amount*
Repurchase Agreement (Cost $38,276,740) 3.1%
[p]Joint Repurchase Agreement, 0.282%, 3/01/16
(Maturity Value $38,277,039)	United States	38,276,740	38,276,740
BNP Paribas Securities Corp. (Maturity Value $15,341,820)
Deutsche Bank Securities Inc. (Maturity Value $3,374,504)
HSBC Securities (USA) Inc. (Maturity Value $19,177,179)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $383,536)
Collateralized by U.S. Government Agency Securities, 0.000% - 0.609%,
9/15/16 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17;
U.S. Treasury Note, 0.424% - 1.625%, 4/30/17 - 5/31/20; and
U.S. Treasury Note, Index Linked, 0.125% - 1.250%, 4/15/18 - 7/15/20 (valued at
$39,045,417)

Total Investments (Cost $1,002,136,606) 80.7%			982,518,643
Options Written (0.0)%†			(161,734)
Securities Sold Short (23.7)%			(288,479,767)
Other Assets, less Liabilities 43.0%			523,749,528
Net Assets 100.0%			$1,217,626,670
		Number of Contracts
Options Written (0.0%)†
Calls – Exchange-Traded
Biotechnology (0.0)%†
Baxalta Inc., June Strike Price $40.00, Expires 6/17/16	United States	57	$(10,830)
Chemicals (0.0)%†
Syngenta AG, March Strike Price 420.00 CHF, Expires 3/18/16	Switzerland	219	(5,045)
Axiall Corp., March Strike Price $20.00, Expires 3/18/16	United States	66	(9,306)
			(14,351)
Communications Equipment (0.0)%†
Nokia OYJ, June Strike Price 8.00 EUR, Expires 6/17/16	Finland	4,214	(4,584)
Diversified Financial Services (0.0)%†
Chicago Board Options Exchange SPX Volatility Index, March Strike
Price $30.00, Expires 3/16/16	United States	201	(6,030)
Diversified Telecommunication Services (0.0)%†
Telecom Italia SpA, March Strike Price 1.45 EUR, Expires 3/18/16	Italy	307	(33)
Internet Software & Services (0.0)%†
Yahoo! Inc., May Strike Price $40.00, Expires 5/20/16	United States	122	(4,270)
Media (0.0)%†
Charter Communications Inc., A, March Strike Price $210.00, Expires
3/18/16	United States	87	(1,305)
Charter Communications Inc., A, April Strike Price $210.00, Expires
4/15/16	United States	71	(7,455)
			(8,760)
Oil, Gas & Consumable Fuels (0.0)%†
Energy Transfer Equity LP, April Strike Price $15.00, Expires 4/15/16	United States	284	(1,420)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

			Notional
Franklin K2 Alternative Strategies Fund	Country	Counterparty	Amount*	Value
Options Written (continued)
Receiver Swaptions - Over-the-Counter
Interest Rate (0.0%)†
Receive fixed 10 year 3.07%, pay float 3-month USD LIBOR, Expires
9/19/16	United States	BOFA	6,200,000	$(6,896)
		Number of Contracts
Puts – Exchange-Traded
Diversified Financial Services (0.0%)†
EURO STOXX 50 Price EUR, March Strike Price 2,450.00 EUR,
Expires 3/18/16	Germany		101	(2,197)
S&P 500 Index, September Strike Price $1,550.00, Expires 9/16/16	United States		4	(11,680)
				(13,877)
Diversified Telecommunication Services (0.0%)†
Telecom Italia SpA, March Strike Price 1.00 EUR, Expires 3/18/16	Italy		200	(24,760)
Food Products (0.0%)†
Bunge Ltd., April Strike Price $47.50, Expires 4/15/16	United States		28	(3,080)
Media (0.0%)†
Time Warner Cable Inc., July Strike Price $165.00, Expires 7/15/16	United States		57	(21,803)
Time Warner Cable Inc., March Strike Price $180.00, Expires 3/18/16	United States		57	(6,270)
Time Warner Inc., July Strike Price $60.00, Expires 7/15/16	United States		130	(33,150)
				(61,223)
Software (0.0%)†
Red Hat Inc., June Strike Price $57.50, Expires 6/17/16	United States		8	(1,620)
Total Options Written
(Premiums Received $524,665)				(161,734)
			Shares
Securities Sold Short (23.7)%
Common Stocks (8.8)%
Air Freight & Logistics (0.0)%†
Atlas Air Worldwide Holdings Inc.	United States		6,066	(219,650)
Airlines (0.1)%
American Airlines Group Inc.	United States		9,318	(382,038)
ANA Holdings Inc.	Japan		170,174	(481,899)
Deutsche Lufthansa AG	Germany		38,902	(583,378)
				(1,447,315)
Auto Components (0.0)%†
Borgwarner Inc.	United States		3,751	(122,583)
Lear Corp.	United States		1,070	(108,445)
Magna International Inc.	Canada		3,744	(145,454)
				(376,482)
Automobiles (0.1)%
Daihatsu Motor Co. Ltd.	Japan		4,199	(58,392)
General Motors Co.	United States		3,758	(110,635)
Tesla Motors Inc.	United States		749	(143,756)
Thor Industries Inc.	United States		9,015	(499,251)
				(812,034)
Banks (0.0)%†
Bank Of Montreal	Canada		5,718	(314,604)
Beverages (0.1)%
Anheuser-Busch InBev SA/NV, ADR	Belgium		2,365	(263,698)
Brown-Forman Corp., B	United States		1,166	(114,816)
The Coca-Cola Co.	United States		6,696	(288,798)
				(667,312)
Biotechnology (0.3)%
Ablynx NV	Belgium		11,137	(142,235)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Biotechnology (continued)
Acorda Therapeutics Inc.	United States	3,749	$(122,630)
AMAG Pharmaceuticals Inc.	United States	25,734	(676,290)
Exelixis Inc.	United States	205,680	(748,675)
Ironwood Pharmaceuticals Inc.	United States	14,665	(141,517)
Ligand Pharmaceuticals Inc., B	United States	13,338	(1,230,831)
PDL BioPharma Inc.	United States	20,992	(63,186)
PTC Therapeutics Inc.	United States	1,947	(15,537)
			(3,140,901)
Capital Markets (0.0)%†
Cowen Group Inc., A	United States	138,567	(469,742)
Chemicals (0.3)%
Air Products & Chemicals Inc.	United States	7,816	(1,035,385)
Monsanto Co.	United States	7,841	(705,612)
The Mosaic Co.	United States	69,748	(1,858,784)
Westlake Chemical Corp.	United States	11,483	(495,147)
			(4,094,928)
Communications Equipment (0.3)%
CalAmp Corp.	United States	4,895	(89,481)
CalAtlantic Group Inc.	United States	6,436	(195,268)
Harmonic Inc.	United States	91,957	(308,056)
InterDigital Inc.	United States	1,530	(76,087)
Palo Alto Networks Inc.	United States	16,089	(2,329,526)
			(2,998,418)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico	129,100	(715,214)
LafargeHolcim Ltd.	Switzerland	4,234	(167,791)
Lennox International Inc.	United States	834	(107,761)
			(990,766)
Consumer Finance (0.0)%†
Encore Capital Group Inc.	United States	7,331	(170,446)
PRA Group Inc.	United States	4,213	(102,797)
			(273,243)
Diversified Consumer Services (0.1)%
Ascent Capital Group Inc.	United States	11,684	(162,407)
Carriage Services Inc.	United States	25,449	(524,504)
			(686,911)
Diversified Financial Services (0.0)%†
Element Financial Corp.	Canada	15,785	(167,183)
Diversified Telecommunication Services (0.0)%†
Iridium Communications Inc.	United States	27,433	(190,111)
Telecom Italia SpA	Italy	104,114	(101,821)
Verizon Communications Inc.	United States	3,563	(180,751)
			(472,683)
Electric Utilities (0.1)%
Emera Inc.	Canada	23,985	(798,436)
Fortis Inc.	Canada	20,814	(580,226)
			(1,378,662)
Electrical Equipment (0.1)%
General Cable Corp.	United States	32,514	(279,295)
Rockwell Automation Inc.	United States	1,269	(132,090)
SolarCity Corp.	United States	19,287	(355,460)
			(766,845)
Electronic Equipment, Instruments & Components (0.1)%
Vishay Intertechnology Inc.	United States	76,325	(903,688)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Energy Equipment & Services (0.5)%
Halliburton Co.	United States	53,538	$(1,728,207)
Schlumberger Ltd.	United States	49,441	(3,545,909)
SEACOR Holdings Inc.	United States	10,655	(515,595)
			(5,789,711)
Food & Staples Retailing (0.0)%†
Wal-Mart Stores Inc.	United States	4,493	(298,066)
Food Products (0.4)%
Archer-Daniels-Midland Co.	United States	7,793	(272,443)
Bunge Ltd.	United States	3,752	(186,550)
The Hain Celestial Group Inc.	United States	8,300	(306,851)
The Hershey Co.	United States	6,525	(593,057)
The JM Smucker Co.	United States	5,762	(735,058)
Kellogg Co.	United States	10,087	(746,640)
Post Holdings Inc.	United States	21,600	(1,500,336)
			(4,340,935)
Gas Utilities (0.2)%
Piedmont Natural Gas Co. Inc.	United States	28,090	(1,668,827)
Questar Corp.	United States	6,377	(157,958)
			(1,826,785)
Health Care Equipment & Supplies (0.1)%
Hologic Inc.	United States	4,488	(155,420)
Integra LifeSciences Holdings Corp.	United States	4,470	(274,279)
Invacare Corp.	United States	31,476	(381,174)
Quidel Corp.	United States	7,420	(116,271)
Stryker Corp.	United States	271	(27,068)
Wright Medical Group NV	United States	13,091	(223,725)
			(1,177,937)
Health Care Providers & Services (0.4)%
Aceto Corp.	United States	8,357	(179,257)
Anthem Inc.	United States	7,781	(1,016,899)
HealthSouth Corp.	United States	28,160	(992,077)
Molina Healthcare Inc.	United States	33,443	(2,074,804)
			(4,263,037)
Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc.	United States	28,263	(353,853)
Hotels, Restaurants & Leisure (0.2)%
BJ's Restaurants Inc.	United States	6,434	(283,611)
Chipotle Mexican Grill Inc.	United States	331	(168,532)
Dunkin' Brands Group Inc.	United States	6,766	(315,160)
Interval Leisure Group Inc.	United States	4,946	(64,051)
Marriott International Inc., A	United States	17,787	(1,212,184)
Sonic Corp.	United States	10,190	(299,280)
			(2,342,818)
Household Durables (0.6)%
Hovnanian Enterprises Inc.	United States	40,647	(61,377)
Jarden Corp.	United States	114,020	(6,029,378)
LGI Homes Inc.	United States	18,325	(435,036)
M/I Homes Inc.	United States	3,211	(56,417)
Newell Rubbermaid Inc.	United States	15,805	(600,748)
Whirlpool Corp.	United States	1,145	(177,841)
			(7,360,797)
Household Products (0.0)%†
Unicharm Corp.	Japan	9,900	(215,639)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (0.0)%†
Pattern Energy Group Inc.	United States	30,826	$(523,425)
Industrial Conglomerates (0.1)%
General Electric Co.	United States	21,051	(613,426)
Insurance (0.2)%
AmTrust Financial Services Inc.	United States	18,288	(447,142)
CNP Assurances	France	117,503	(1,743,550)
Fidelity & Guaranty Life	United States	1,269	(31,433)
			(2,222,125)
Internet & Catalog Retail (0.1)%
Ctrip.com International Ltd., ADR	China	2,602	(106,474)
Netflix Inc.	United States	2,892	(270,142)
Priceline Group Inc.	United States	815	(1,031,146)
			(1,407,762)
Internet Software & Services (1.2)%
Akamai Technologies Inc.	United States	1,021	(55,103)
Alibaba Group Holding Ltd., ADR	China	58,920	(4,054,285)
Blucora Inc.	United States	19,310	(118,757)
j2 Global Inc.	United States	10,128	(740,154)
MercadoLibre Inc.	Argentina	9,674	(984,426)
VeriSign Inc.	United States	99,092	(8,372,283)
WebMD Health Corp.	United States	3,741	(207,476)
Yahoo! Inc.	United States	5,191	(165,022)
			(14,697,506)
IT Services (0.1)%
CSG Systems International Inc.	United States	19,740	(749,331)
FleetCor Technologies Inc.	United States	3,262	(416,525)
International Business Machines Corp.	United States	1,311	(171,780)
The Western Union Co.	United States	22,966	(419,359)
			(1,756,995)
Leisure Products (0.0)%†
BRP Inc.	Canada	22,353	(272,267)
JAKKS Pacific Inc.	United States	40,014	(289,701)
			(561,968)
Life Sciences Tools & Services (0.1)%
Albany Molecular Research Inc.	United States	49,838	(734,612)
Sequenom Inc.	United States	136,685	(200,927)
			(935,539)
Machinery (0.2)%
Altra Industrial Motion Corp.	United States	12,578	(305,771)
Cummins Inc.	United States	7,525	(734,214)
Deere & Co.	United States	1,951	(156,431)
Dover Corp.	United States	3,036	(184,528)
The Greenbrier Cos Inc.	United States	6,435	(163,771)
Navistar International Corp.	United States	9,951	(83,688)
PACCAR Inc.	United States	11,210	(577,315)
Trinity Industries Inc.	United States	13,159	(208,439)
Wabash National Corp.	United States	17,440	(204,571)
			(2,618,728)
Media (0.2)%
Charter Communications Inc., A	United States	1,716	(308,125)
Comcast Corp., A	United States	2,716	(156,795)
Liberty Media Corp., A	United States	7,479	(266,402)
Sirius XM Holdings Inc.	United States	394,066	(1,465,925)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Media (continued)
The Walt Disney Co.	United States	1,573	$(150,253)
			(2,347,500)
Metals & Mining (0.0)%†
AK Steel Holding Corp.	United States	38,521	(110,170)
Multiline Retail (0.3)%
Canadian Tire Corp. Ltd., A	Canada	25,210	(2,450,941)
Dollarama Inc.	Canada	12,188	(709,481)
			(3,160,422)
Oil, Gas & Consumable Fuels (0.3)%
Aegean Marine Petroleum Network Inc.	Greece	22,251	(159,540)
Alon USA Energy Inc.	United States	31,782	(313,370)
Apache Corp.	United States	11,154	(426,975)
Cobalt International Energy Inc.	United States	5,266	(14,007)
Energy Transfer Equity LP	United States	156,766	(1,097,362)
Golar LNG Ltd.	Bermuda	4,563	(83,640)
Green Plains Inc.	United States	16,837	(228,983)
Hess Corp.	United States	7,800	(340,080)
Scorpio Tankers Inc.	Monaco	18,877	(117,415)
Ship Finance International Ltd.	Norway	5,221	(68,030)
Solazyme Inc.	United States	94,176	(146,915)
Southwestern Energy Co.	United States	8,606	(49,743)
WPX Energy Inc.	United States	12,000	(49,320)
			(3,095,380)
Pharmaceuticals (0.3)%
ANI Pharmaceuticals Inc.	United States	5,886	(194,591)
Innoviva Inc.	United States	33,769	(395,773)
The Medicines Co.	United States	53,957	(1,735,257)
Pfizer Inc.	United States	10,538	(312,662)
Shire PLC, ADR	Ireland	5,781	(902,472)
			(3,540,755)
Professional Services (0.0)%†
51job Inc., ADR	China	3,004	(83,511)
Nielsen Holdings PLC	United States	3,924	(197,534)
			(281,045)
Real Estate Investment Trusts (REITs) (0.2)%
American Residential Properties Inc.	United States	14,303	(227,275)
Colony Capital Inc.	United States	16,135	(264,614)
Colony Starwood Homes	United States	5,253	(115,356)
Forest City Realty Trust Inc.	United States	21,472	(400,453)
Gramercy Property Trust	United States	103,611	(782,261)
Invesco Mortgage Capital Inc.	United States	2,977	(33,670)
National Health Investors Inc.	United States	5,990	(376,831)
RAIT Financial Trust	United States	13,781	(36,106)
Redwood Trust Inc.	United States	1,468	(17,455)
Spirit Realty Capital Inc.	United States	28,633	(306,087)
Starwood Property Trust Inc.	United States	11,593	(203,341)
Welltower Inc.	United States	3,307	(210,920)
			(2,974,369)
Real Estate Management & Development (0.0)%†
New World China Land Ltd.	Hong Kong	364,414	(347,639)
Road & Rail (0.0)%†
Canadian Pacific Railway Ltd.	Canada	2,084	(252,560)
Knight Transportation Inc.	United States	9,007	(218,240)
			(470,800)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (0.5)%
Inphi Corp.	United States	1,951	$(49,360)
Integrated Device Technology Inc.	United States	13,038	(253,198)
Intel Corp.	United States	47,844	(1,415,704)
Microchip Technology Inc.	United States	29,525	(1,313,567)
NVIDIA Corp.	United States	60,092	(1,884,485)
Photronics Inc.	United States	210	(2,136)
SunEdison Inc.	United States	166,235	(329,145)
Texas Instruments Inc.	United States	2,716	(144,003)
Xilinx Inc.	United States	16,833	(794,854)
			(6,186,452)
Software (0.6)%
Bottomline Technologies de Inc.	United States	12,702	(358,323)
BroadSoft Inc.	United States	9,415	(347,319)
Electronic Arts Inc.	United States	21,169	(1,359,897)
FireEye Inc.	United States	3,166	(53,632)
Interactive Intelligence Group Inc.	United States	4,696	(140,551)
NetSuite Inc.	United States	2,799	(169,116)
Nuance Communications Inc.	United States	15,722	(306,736)
Proofpoint Inc.	United States	3,575	(167,453)
Red Hat Inc.	United States	7,773	(507,966)
Salesforce.com Inc.	United States	4,890	(331,298)
Take-Two Interactive Software Inc.	United States	74,714	(2,688,957)
TiVo Inc.	United States	4,350	(36,496)
VMware Inc., A	United States	4,956	(250,228)
Workday Inc., A	United States	4,809	(290,704)
			(7,008,676)
Specialty Retail (0.1)%
AutoNation Inc.	United States	2,681	(137,991)
Hennes & Mauritz AB, B	Sweden	11,570	(377,160)
Restoration Hardware Holdings Inc.	United States	6,316	(239,945)
Vitamin Shoppe Inc.	United States	7,287	(201,048)
			(956,144)
Technology Hardware, Storage & Peripherals (0.1)%
Electronics For Imaging Inc.	United States	5,327	(211,003)
SanDisk Corp.	United States	16,551	(1,195,975)
Violin Memory Inc.	United States	106,018	(84,814)
			(1,491,792)
Textiles, Apparel & Luxury Goods (0.0)%†
Cie Financiere Richemont SA	Switzerland	1,097	(70,094)
Iconix Brand Group Inc.	United States	40,734	(354,386)
			(424,480)
Tobacco (0.0)%†
Universal Corp.	United States	5,983	(325,954)
Trading Companies & Distributors (0.1)%
Air Lease Corp.	United States	9,954	(299,118)
Kaman Corp.	United States	8,435	(370,634)
			(669,752)
Wireless Telecommunication Services (0.0)%†
T-Mobile U.S. Inc.	United States	140	(5,194)
Vodafone Group PLC, ADR	United Kingdom	850	(25,840)
			(31,034)
Total Common Stocks (Proceeds $113,616,693)			(106,910,783)
Exchange Traded Funds (13.5)%
Consumer Discretionary Select Sector SPDR Fund	United States	33,338	(2,481,681)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Exchange Traded Funds (continued)
Consumer Staples Select Sector SPDR Fund	United States	105,960	$(5,395,483)
Financial Select Sector SPDR Fund	United States	29,904	(630,675)
Health Care Select Sector SPDR Fund	United States	305,583	(20,229,595)
Industrial Select Sector SPDR Fund	United States	24,614	(1,282,882)
iShares Core S&P Small-Cap ETF	United States	30,975	(3,235,648)
iShares iBoxx USD High Yield Corporate Bond ETF	United States	1,381	(110,591)
iShares MSCI Brazil Capped ETF	Brazil	15,185	(311,141)
iShares MSCI Emerging Markets ETF	United States	22,250	(674,397)
iShares MSCI Hong Kong ETF	Hong Kong	128,241	(2,319,880)
iShares MSCI Japan ETF	Japan	114,204	(1,243,681)
iShares MSCI Taiwan ETF	Taiwan	110,420	(1,417,793)
iShares Nasdaq Biotechnology ETF	United States	48,254	(12,260,859)
iShares North American Tech-Software ETF	United States	9,425	(875,865)
iShares PHLX Semiconductor ETF	United States	29,721	(2,510,533)
iShares Russell 2000 ETF	United States	35,157	(3,612,382)
iShares Russell 2000 Growth ETF	United States	40,131	(4,954,975)
iShares Russell Mid-Cap Growth ETF	United States	14,855	(1,282,432)
iShares S&P Small-Cap 600 Growth ETF	United States	11,255	(1,309,632)
iShares Transportation Average ETF	United States	17,200	(2,269,884)
iShares U.S. Consumer Goods ETF	United States	19,860	(2,124,821)
iShares U.S. Technology ETF	United States	19,186	(1,913,420)
Powershares Dynamic Media Portfolio	United States	75,400	(1,731,938)
Powershares Dynamic Retail Portfolio	United States	49,200	(1,723,476)
PureFunds ISE Cyber Security ETF	United States	115,540	(2,548,812)
SPDR Barclays High Yield Bond ETF	United States	3,396	(113,495)
SPDR S&P 500 ETF Trust	United States	386,077	(74,729,064)
SPDR S&P MidCap 400 ETF Trust	United States	632	(153,633)
SPDR S&P Retail ETF	United States	62,600	(2,711,832)
SPDR S&P Transportation ETF	United States	55,990	(2,368,797)
Technology Select Sector SPDR Fund	United States	7,176	(294,001)
Utilities Select Sector SPDR Fund	United States	29,765	(1,378,119)
Vanguard Consumer Staples ETF	United States	23,965	(3,105,624)
Vanguard Small-Cap Growth ETF	United States	14,220	(1,572,590)
Total Exchange Traded Funds (Proceeds $175,973,469)			(164,879,631)
		Principal Amount*
Corporate Bonds and Notes (1.3)%
Aerospace & Defense (0.1)%
[f]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	2,527,000	(1,794,170)
Air Freight & Logistics (0.1)%
[f]XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	947,000	(899,650)
Electronic Equipment, Instruments & Components (0.1)%
[f]Informatica LLC, senior note, 144A, 7.125%, 7/15/23	United States	2,004,000	(1,853,700)
Health Care Equipment & Supplies (0.0)%†
[f]Crimson Merger Sub Inc., senior note, 144A, 6.625%, 5/15/22	United States	573,000	(413,993)
Hotels, Restaurants & Leisure (0.1)%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment
Resort Properties, senior secured note, first lien, 8.00%, 10/01/20	United States	700,000	(687,750)
Independent Power & Renewable Electricity Producers (0.0)%†
NRG Energy Inc., senior note,
7.875%, 5/15/21	United States	78,000	(74,003)
6.25%, 7/15/22	United States	187,000	(158,950)
			(232,953)
Multiline Retail (0.1)%
Macy's Retail Holdings Inc., senior bond, 6.375%, 3/15/37	United States	737,000	(697,577)
Oil, Gas & Consumable Fuels (0.6)%
Anadarko Petroleum Corp., senior note, 6.375%, 9/15/17	United States	420,000	(426,887)
Carrizo Oil & Gas Inc., senior note, 7.50%, 9/15/20	United States	2,291,000	(1,786,980)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, senior bond, 6.50%, 2/01/39	United States	107,000	$(107,172)
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	842,000	(734,219)
Hess Corp., senior bond, 8.125%, 2/15/19	United States	632,000	(657,285)
Laredo Petroleum Inc., senior note, 7.375%, 5/01/22	United States	421,000	(272,597)
Marathon Oil Corp., senior note, 3.85%, 6/01/25	United States	93,000	(64,135)
Newfield Exploration Co., senior bond, 5.375%, 1/01/26	United States	421,000	(368,375)
Noble Energy Inc., senior bond, 3.90%, 11/15/24	United States	843,000	(713,183)
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	2,291,000	(1,351,690)
QEP Resources Inc., senior bond,
6.875%, 3/01/21	United States	421,000	(305,225)
5.375%, 10/01/22	United States	632,000	(439,240)
Sabine Pass Liquefaction LLC, senior secured note, 5.625%, 3/01/25	United States	632,000	(575,910)
			(7,802,898)
Semiconductors & Semiconductor Equipment (0.1)%
Amkor Technology Inc., senior note, 6.375%, 10/01/22	United States	764,000	(692,375)
Specialty Retail (0.1)%
[f]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	737,000	(755,425)
Total Corporate Bonds and Notes (Proceeds $15,167,227)			(15,830,491)
U.S. Government and Agency Securities (Proceeds $849,965) (0.1%)
U.S. Treasury Note, 2.25%, 11/15/25	United States	822,000	(858,862)
Total Securities Sold Short (Proceeds $305,607,354)			$(288,479,767)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward contracts, open futures contracts and open written options contracts. At February 29, 2016, the aggregate value of these securities and/or cash pledged amounted to
$529,449,288, representing 43.48% of net assets.
bNon-income producing.
cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eA portion or all of the security is held in connection with written option contracts open at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2016, the net value of these securities was $102,369,428, representing 8.41% of net assets.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At February 29, 2016, the aggregate value of these securities was $21,553,644, representing 1.77% of net assets.
hThe coupon rate shown represents the rate at period end.
iPerpetual security with no stated maturity date.
jDefaulted security or security for which income has been deemed uncollectible.
kSee Note 5 regarding unfunded loan commitments.
lPrincipal amount of security is adjusted for inflation.
mThe security is traded on a discount basis with no stated coupon rate.
nA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
oThe rate shown is the annualized seven-day yield at period end.
pInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
February 29, 2016, all repurchase agreements had been entered into on that date.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

At February 29, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts [a]
Aluminum	Long	142	$5,581,487	3/14/16	$219,988	$—
Aluminum	Short	142	5,581,487	3/14/16	—	(304,518)
Aluminum	Long	121	4,767,400	6/13/16	43,343	—
Aluminum	Short	121	4,767,400	6/13/16	—	(164,338)
Brent Crude Oil	Short	66	2,413,620	3/31/16	—	(175,080)
Cocoa	Long	27	831,266	5/13/16	16,445	—
Coffee	Short	30	1,294,313	5/18/16	38,806	—
Copper	Long	80	9,411,000	3/14/16	355,318	—
Copper	Short	80	9,411,000	3/14/16	—	(43,157)
Copper	Long	3	352,144	6/13/16	4,660	—
Copper	Short	40	4,695,250	6/13/16	—	(112,129)
Corn	Short	125	2,231,250	5/13/16	102,730	—
Cotton	Short	18	508,500	5/06/16	25,151	—
Kansas City Wheat	Short	75	1,752,188	7/14/16	22,198	—
Low Sulfur Gas Oil	Short	26	858,000	4/12/16	—	(41,015)
Natural Gas	Short	84	1,437,240	3/29/16	398,649	—
NY Harbor Ultra-Low Sulfur Diesel	Short	18	826,837	3/31/16	—	(23,748)
RBOB Gasoline	Short	12	665,633	3/31/16	—	(23,353)
Silver	Short	62	4,624,580	5/26/16	96,406	—
Soybean Meal	Short	85	2,231,250	5/13/16	45,882	—
Soybean Oil	Long	3	55,566	5/13/16	—	(1,088)
Soybeans	Short	69	2,970,450	5/13/16	59,741	—
Sugar	Short	90	1,447,488	4/29/16	—	(113,711)
Wheat	Short	132	3,037,650	7/14/16	143,949	—
WTI Crude Oil	Short	18	607,500	3/21/16	—	(48,129)
Zinc	Long	89	3,922,119	3/14/16	198,992	—
Zinc	Short	89	3,922,119	3/14/16	—	(430,658)
Zinc	Long	24	1,059,300	6/13/16	16,537	—
Zinc	Short	12	529,650	6/13/16	—	(31,435)
			81,793,687		1,788,795	(1,512,359)
Equity Contracts [a]
CAC40 10 Euro	Short	97	4,592,843	3/18/16	—	(153,049)
DAX Index	Short	22	5,662,504	3/18/16	1,658	—
DJIA Mini E-CBOT Index	Short	31	2,557,035	3/18/16	—	(43,655)
Euro STOXX 50 Index	Short	146	4,659,980	3/18/16	285,678	—
FTSE 100 Index	Short	30	2,529,751	3/18/16	—	(4,500)
Hang Seng Index	Short	65	7,962,825	3/30/16	106,855	—
Nasdaq 100 E-Mini Index	Short	7	588,175	3/18/16	—	(8,933)
Nikkei 225 Index	Short	18	2,543,036	3/10/16	15,330	—
Russell 2000 Mini Index	Short	90	9,285,300	3/18/16	355,184	—
S&P 500 E-Mini Index	Short	147	14,181,825	3/18/16	133,427	—
TOPIX Index	Short	20	2,284,599	3/10/16	43,038	—
			56,847,873		941,170	(210,137)
Interest Rate Contracts
3 Month Euribor [a]	Long	903	246,516,525	6/19/17	418,245	—
90 Day Eurodollar	Short	56	13,883,100	12/19/16	—	(70,804)
90 Day Eurodollar [a]	Long	1,809	448,111,912	6/19/17	730,814	—
90 Day Eurodollar	Short	56	13,857,200	12/18/17	—	(125,661)
90 Day Sterling [a]	Long	1,248	215,912,147	6/21/17	841,794	—
Australian 10 Yr. Bond [a]	Long	198	18,631,565	3/15/16	319,784	—
Canadian 10 Yr. Bond [a]	Long	144	15,067,317	6/21/16	—	(59,821)
Euro-Bund [a]	Long	175	31,712,610	3/08/16	880,507	—
U.S. Treasury 10 Yr. Note [a]	Long	35	4,568,047	6/21/16	—	(1,965)
U.S. Treasury 10 Yr. Note	Short	16	2,088,250	6/21/16	—	(2,250)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Futures Contracts (continued)
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
U.S. Treasury Long Bond [a]		Long	148	$24,350,625	6/21/16	$—	$(123,849)
U.S. Treasury Long Bond		Short	18	2,961,562	6/21/16	—	(1,158)
				$1,037,660,860		$3,191,144	$(385,508)
Total Futures Contracts				$1,176,302,420		$5,921,109	$(2,108,004)
Net unrealized appreciation (depreciation)						$3,813,105

[a] A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 29, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	1,150,000	$1,262,320	3/01/16	$—	$(11,287)
Euro	BOFA	Sell	1,150,000	1,258,135	3/01/16	7,101	—
Hungarian Forint	BOFA	Buy	360,400,000	1,255,530	3/01/16	8,693	—
Hungarian Forint	BOFA	Sell	360,400,000	1,270,356	3/01/16	6,132	—
Brazilian Real	BOFA	Buy	5,700,000	1,426,783	3/02/16	—	(7,302)
Brazilian Real	BOFA	Sell	5,700,000	1,390,651	3/02/16	—	(28,831)
Brazilian Real	MSCO	Buy	8,888,896	2,233,616	3/02/16	—	(19,997)
Brazilian Real	MSCO	Sell	8,888,896	2,211,994	3/02/16	—	(1,625)
Japanese Yen	BNYM	Sell	2,938,714	25,779	3/02/16	—	(283)
Brazilian Real	BOFA	Sell	275,000	70,643	3/11/16	2,374	—
British Pound	BNYM	Sell	210,000	318,405	3/16/16	26,098	—
Chinese Yuan	MSCO	Sell	3,140,715	477,994	3/16/16	—	(634)
Euro	BNYM	Buy	1,439,429	1,569,184	3/16/16	5,621	(8,106)
Euro	BNYM	Sell	7,405,745	8,166,738	3/16/16	106,196	—
Euro	DBAB	Buy	842,792	928,372	3/16/16	—	(11,062)
Euro	MSCO	Buy	2,328,440	2,597,061	3/16/16	—	(62,747)
Euro	MSCO	Sell	19,287,913	21,196,018	3/16/16	215,867	(13,150)
Japanese Yen	BNYM	Buy	135,600,000	1,175,796	3/16/16	27,535	—
Japanese Yen	BNYM	Sell	136,800,000	1,127,216	3/16/16	—	(86,765)
Japanese Yen	MSCO	Sell	188,316,736	1,655,426	3/16/16	—	(15,721)
Mexican Peso	MSCO	Buy	33,304,422	1,766,257	3/16/16	68,011	—
Russian Ruble	MSCO	Buy	129,609,251	1,691,309	3/16/16	22,086	—
Russian Ruble	MSCO	Sell	129,609,251	1,668,932	3/16/16	—	(44,463)
Swiss Franc	BNYM	Buy	1,044,543	1,054,844	3/16/16	501	(8,304)
Swiss Franc	BNYM	Sell	7,778,277	7,909,172	3/16/16	121,051	(8,762)
Australian Dollar [b]	MSCO	Buy	18,965,000	13,522,196	3/18/16	82,203	(80,281)
Australian Dollar [b]	MSCO	Sell	13,429,000	9,385,988	3/18/16	16,605	(206,963)
British Pound [b]	MSCO	Buy	8,904,000	12,807,734	3/18/16	—	(413,801)
British Pound [b]	MSCO	Sell	25,618,000	38,067,007	3/18/16	2,408,001	—
Canadian Dollar [b]	MSCO	Buy	29,224,000	20,983,030	3/18/16	616,570	—
Canadian Dollar [b]	MSCO	Sell	31,700,000	22,806,359	3/18/16	—	(623,263)
Euro [b]	MSCO	Buy	35,569,000	39,524,607	3/18/16	7,989	(816,177)
Euro [b]	MSCO	Sell	54,297,000	59,382,122	3/18/16	393,382	(112,876)
Japanese Yen [b]	MSCO	Buy	4,257,355,000	36,418,951	3/18/16	1,382,560	(18,358)
Japanese Yen [b]	MSCO	Sell	3,637,807,000	30,604,086	3/18/16	893	(1,681,596)
Mexican Peso [b]	MSCO	Buy	29,027,000	1,580,833	3/18/16	18,884	(1,326)
Mexican Peso [b]	MSCO	Sell	183,192,000	10,373,067	3/18/16	319,125	(33,640)
New Zealand Dollar [b]	MSCO	Buy	21,122,000	14,074,293	3/18/16	40,925	(213,907)
New Zealand Dollar	MSCO	Sell	20,604,000	13,310,475	3/18/16	12,755	(262,676)
Swiss Franc [b]	MSCO	Buy	6,615,000	6,699,806	3/18/16	9,144	(77,394)
Swiss Franc [b]	MSCO	Sell	26,385,000	26,671,428	3/18/16	260,844	(40,455)
Indonesian Rupiah	CSFB	Sell	11,300,000,000	832,842	3/21/16	—	(9,189)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Forward Exchange Contracts (continued)
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indonesian Rupiah	MSCO	Sell	1,500,000,000	$110,701	3/21/16	$—	$(1,073)
Taiwan Dollar	BOFA	Sell	16,500,000	499,093	3/21/16	2,526	—
Taiwan Dollar	MLCO	Sell	62,050,000	1,836,723	3/21/16	—	(30,670)
Euro	CSFB	Sell	500,000	551,800	3/29/16	7,363	—
Euro	DBAB	Sell	613,000	674,877	3/29/16	7,398	—
Mexican Peso	MSCO	Sell	335,125	18,486	3/29/16	51	—
British Pound	MSCO	Sell	767,000	1,100,470	3/31/16	32,788	—
Canadian Dollar	BNYM	Buy	205,000	145,633	3/31/16	5,885	—
Canadian Dollar	BNYM	Sell	235,000	169,011	3/31/16	—	(4,680)
Euro	BNYM	Buy	1,110,000	1,209,174	3/31/16	617	(1,065)
Euro	BNYM	Sell	9,196,000	10,026,426	3/31/16	27,101	(14,583)
Hong Kong Dollar	BNYM	Sell	9,783,000	1,262,442	3/31/16	4,482	(86)
Japanese Yen	BNYM	Buy	1,432,000	12,188	3/31/16	527	—
Japanese Yen	BNYM	Sell	104,008,000	860,792	3/31/16	—	(62,696)
Singapore Dollar	BNYM	Sell	2,739,000	1,921,274	3/31/16	—	(25,567)
Euro	BOFA	Sell	1,150,000	1,263,379	4/01/16	11,059	—
Hungarian Forint	BOFA	Buy	360,400,000	1,270,087	4/01/16	—	(6,286)
Brazilian Real	MSCO	Sell	8,770,705	2,187,754	4/04/16	24,982	—
Colombian Peso	CSFB	Sell	780,000,000	233,149	4/22/16	—	(2,052)
British Pound	MSCO	Buy	95,849	133,631	4/28/16	—	(196)
British Pound	MSCO	Sell	430,235	607,062	4/28/16	8,117	—
Canadian Dollar	MSCO	Buy	4,170,103	3,016,882	4/28/16	65,412	—
Canadian Dollar	MSCO	Sell	420,617	307,720	4/28/16	—	(3,176)
Euro	MSCO	Buy	940,986	1,039,633	4/28/16	—	(14,110)
Euro	MSCO	Sell	3,526,095	3,895,043	4/28/16	52,168	—
Japanese Yen	MSCO	Buy	55,316,083	494,668	4/28/16	—	(3,175)
Swedish Krona	MSCO	Buy	656,153	77,435	4/28/16	—	(621)
Swiss Franc	MSCO	Buy	236,677	239,672	4/28/16	—	(1,924)
Colombian Peso	MSCO	Buy	3,100,000,000	915,535	4/29/16	18,299	—
Chilean Peso	DBAB	Buy	1,321,200,000	1,829,382	5/02/16	54,214	—
Brazilian Real	BOFA	Sell	5,700,000	1,402,490	5/03/16	7,708	—
New Zealand Dollar	CBOA	Sell	1,300,000	869,785	5/09/16	16,745	—
New Zealand Dollar	DBAB	Sell	105,000	70,274	5/09/16	1,375	—
South Korean Won	BOFA	Sell	1,710,000,000	1,436,527	5/11/16	56,181	—
Euro	BOFA	Buy	1,274,000	1,431,530	5/16/16	—	(42,202)
Euro	BOFA	Sell	1,274,000	1,373,729	5/16/16	—	(15,599)
Chinese Yuan	MSCO	Sell	38,445,840	5,738,379	8/22/16	16,089	(54,691)
Chinese Yuan	MLCO	Sell	11,100,000	1,682,838	9/19/16	18,571	—
Chinese Yuan	MSCO	Sell	4,300,000	637,320	9/19/16	—	(7,396)
Saudi Riyal	MSCO	Sell	13,022,466	3,391,267	1/19/17	—	(40,326)
Total Forward Exchange Contracts						$6,626,804	$(5,253,115)
Net unrealized appreciation (depreciation)						$1,373,689

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.
b A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

At February 29, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment Counterparty		Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	/Exchange	Amount[a]		Date	(Receipts)	Appreciation Depreciation		Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Brazil	1.00%	ICE	$2,829,000		6/20/20	$179,598	$172,699	$—	$352,297
Government of Russia	1.00%	ICE	486,000		9/20/20	43,033	—	(56)	42,977
Government of Russia	1.00%	ICE	631,000		9/20/20	52,695	3,104	—	55,799
Government of Turkey	1.00%	ICE	1,976,000		9/20/20	157,717	—	(2,413)	155,304
Government of Turkey	1.00%	ICE	448,000		12/20/20	39,795	—	(1,518)	38,277
Government of Turkey	1.00%	ICE	1,721,000		12/20/20	104,376	42,665	—	147,041
Government of Turkey	1.00%	ICE	1,286,000		12/20/20	93,792	16,084	—	109,876
Traded Index
CDX.NA.HY.25	5.00%	ICE	195,000		12/20/20	371	1,375	—	1,746
iTraxx Europe Crossover	5.00%	ICE	697,000	EUR	12/20/20	(43,351)	14,221	—	(29,130)
Contracts to Sell Protection[c]
Single Name
Government of Brazil	1.00%	ICE	334,000		6/20/20	(47,199)	5,606	—	(41,593)	BB
Government of Russia	1.00%	ICE	715,202		9/20/20	(91,902)	28,657	—	(63,245)	BB+
Government of Russia	1.00%	ICE	1,333,073		9/20/20	(158,959)	41,076	—	(117,883)	BB+
Government of Russia	1.00%	ICE	1,868,856		9/20/20	(219,442)	54,179	—	(165,263)	BB+
Government of Russia	1.00%	ICE	1,035,000		12/20/20	(116,221)	16,902	—	(99,319)	BB+
Government of Turkey	1.00%	ICE	387,000		12/20/20	(35,846)	2,781	—	(33,065)	BB+
Traded Index
CDX.NA.HY.25	5.00%	ICE	1,750,000		12/20/20	2,100	—	(17,766)	(15,666)	Non Investment
										Grade
Total Centrally Cleared Swap Contracts						$(39,443)	$399,349	$(21,753)	$338,153
OTC Swap Contracts
Contracts to Buy Protection
Single Name
Government of Turkey	1.00%	BZWS	325,000		9/20/20	$23,694	$1,208	$—	$24,902
Teck Resources Limited	1.00%	MSCS	585,000		12/20/20	163,160	63,751	—	226,911
Viacom Inc.	1.00%	BOFA	720,000		12/20/20	24,508	—	(320)	24,188
Weatherford
International Ltd.	1.00%	MSCS	200,000		12/20/20	35,671	25,100	—	60,771
Traded Index
CDX.EM.24	1.00%	BZWS	78,400		12/20/20	9,802	—	(1,125)	8,677
CDX.EM.24	1.00%	DBAB	637,000		12/20/20	79,351	—	(8,846)	70,505
Government of Mexico	1.00%	BOFA	300,000		12/20/20	12,801	—	(589)	12,212
Government of Mexico	1.00%	BZWS	225,000		12/20/20	9,726	—	(579)	9,147
Government of Mexico	1.00%	DBAB	210,000		12/20/20	8,874	—	(337)	8,537
Government of Mexico	1.00%	DBAB	210,000		12/20/20	9,146	—	(608)	8,538
iTraxx Asia Ex Japan	1.00%	BOFA	750,000		12/20/20	19,312	—	(1,137)	18,175
iTraxx Asia Ex Japan	1.00%	BZWS	350,000		12/20/20	8,858	—	(376)	8,482
Total OTC Swap Contracts						$404,903	$90,059	$(13,917)	$481,045
Total Credit Default Swap Contracts			22,282,531			$365,460	$489,408	$(35,670)	$819,198
Net unrealized appreciation (depreciation)							$453,738

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

At February 29, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description		Exchange	Amount*		Date Appreciation Depreciation
OTC Swap Contracts
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%		BZWS	12,500,000 ZAR 5/05/25			$50,334	$—
Net unrealized appreciation (depreciation)						$50,334

* In U.S. dollars unless otherwise indicated.

At February 29, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation Depreciation
OTC Swap Contracts
Long
Premier Oil Finance Jersey Ltd.	LIBOR + 75	DBAB	100,292		3/17/16	$8,727	$—
iBoxx Liquid High Yield	LIBOR	JPHQ	13,250,000		3/20/16	422,351	—
iBoxx Liquid High Yield	LIBOR	MSCS	10,300,000		3/20/16	87,698	(10,559)
AYC Finance Ltd.	LIBOR + 90	DBAB	206,098		5/10/16	1,339	—
TPK Holding Co. Ltd.	LIBOR + 90	DBAB	1,688,333		5/10/16	5,918	—
Allergan PLC	LIBOR + 75	DBAB	2,156,270		6/30/16	94,505	—
Amsurg Corp.	LIBOR + 75	DBAB	1,061,628		6/30/16	38,731	—
Black Hills Corp.	LIBOR + 75	DBAB	3,272,893		6/30/16	23,748	—
Crown Castle International	LIBOR + 75	DBAB	237,548		6/30/16	—	(864)
Frontier Communications Corp.	LIBOR + 75	DBAB	3,483,014		6/30/16	453,984	—
Health Care REIT Inc.	LIBOR + 75	DBAB	1,681,379		6/30/16	169,168	—
Hess Corp.	LIBOR + 75	DBAB	430,726		6/30/16	32,376	—
Liberty Interactive LLC	LIBOR + 75	DBAB	1,311,158		6/30/16	20,755	—
Nextera Energy	LIBOR + 75	DBAB	1,754,753		6/30/16	—	(3,926)
Scorpio Tankers Inc.	LIBOR + 75	DBAB	1,042,015		6/30/16	68,244	—
Ship Finance International Ltd.	LIBOR + 75	DBAB	3,627,483		6/30/16	110,709	—
Siliconware Precision Industries Co. Ltd.	LIBOR - 35	DBAB	81,215		6/30/16	1,112	—
Southwestern Energy Co.	LIBOR + 75	DBAB	633,452		6/30/16	—	(159,107)
Stericycle Inc.	LIBOR + 75	DBAB	1,216,358		6/30/16	54,470	—
T-Mobile U.S. Inc	LIBOR + 75	DBAB	310,733		6/30/16	2,313	—
WPX Energy Inc.	LIBOR + 75	DBAB	614,246		6/30/16	—	(29,989)
Drillsearch Finance Pty Ltd.	LIBOR + 75	DBAB	609,000		7/15/16	2,060	—
Paladin Energy Ltd.	LIBOR + 75	DBAB	651,117		7/15/16	8,797	—
Aabar Investments PJSC	LIBOR + 100	DBAB	1,237,798	EUR	7/18/16	153,146	—
Inmarsat PLC	LIBOR + 75	DBAB	1,834,264		7/18/16	—	(5,423)
Alstria Office REIT-AG	LIBOR + 75	DBAB	2,267,839	EUR	7/19/16	21,449	—
Aroundtown Property Holdings PLC	LIBOR + 75	DBAB	1,195,446	EUR	7/19/16	7,049	—
British Land White 2015 Ltd.	LIBOR + 75	DBAB	859,604	GBP	7/19/16	—	(10,030)
Carillion Finance Jersey Ltd.	LIBOR + 75	DBAB	1,430,974	GBP	7/19/16	19,875	—
Deutsche Wohnen AG	LIBOR + 75	DBAB	292,000	EUR	7/19/16	132	—
Drillisch AG	LIBOR + 75	DBAB	4,119,957	EUR	7/19/16	105,161	—
Enterprise Funding Corp.	LIBOR + 75	DBAB	154,727	GBP	7/19/16	1,365	—
Great Portland Estates Capital Jersey Ltd.	LIBOR + 75	DBAB	1,791,727	GBP	7/19/16	—	(20,775)
Helical Bar Jersey Ltd.	LIBOR + 75	DBAB	415,057	GBP	7/19/16	—	(607)
LEG Immobilien AG	LIBOR + 75	DBAB	836,430	EUR	7/19/16	31,404	—
PHP Finance Jersey Ltd.	LIBOR + 75	DBAB	453,688	GBP	7/19/16	1,852	—
Salzgitter Finance BV	LIBOR + 75	DBAB	413,774	EUR	7/19/16	8,984	—
St Modwen Properties Securities Jersey Ltd.	LIBOR + 75	DBAB	294,681	GBP	7/19/16	1,908	—
Unite Jersey Issuer Ltd.	LIBOR + 75	DBAB	1,964,876	GBP	7/19/16	—	(48,513)
BW Group Ltd.	LIBOR + 75	DBAB	865,803		7/20/16	—	(12,868)
Golar LNG Ltd.	LIBOR + 75	DBAB	1,117,160		7/20/16	8,193	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration		Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date		Appreciation Depreciation
OTC Swap Contracts (continued)
Long (continued)
Hansteen Jersey Securities Ltd.	LIBOR + 75	DBAB	1,705,829	EUR	7/29/16	$	— $	(11,397)
PB Issuer No 3 Ltd.	LIBOR + 90	DBAB	378,093		8/16/16		—	(21,580)
Cahaya Capital Ltd.	LIBOR + 100	DBAB	2,608,457		8/17/16		2,338	—
Indah Capital Ltd.	LIBOR + 100	DBAB	735,480	SGD	8/22/16		—	(9,019)
Advanced Semiconductor Engineering Inc.	LIBOR + 100	DBAB	1,834,011		8/24/16		93,115	—
Siliconware Precision Industries Co. Ltd.	LIBOR + 100	DBAB	766,563		8/24/16		272	—
Marine Harvest	LIBOR + 75	DBAB	5,071,397	EUR	9/19/16		369,576	—
Ebara Corp.	LIBOR + 85	DBAB	165,888,001	JPY	11/17/16		—	(11,640)
EDION Corp.	LIBOR + 85	DBAB	129,661,499	JPY	11/17/16		24,388	—
Hyundai	LIBOR + 90	DBAB	1,877,070		11/17/16		4,598	—
Japan Airport Terminal Co. Ltd.	LIBOR + 85	DBAB	202,686,719	JPY	11/17/16		12,332	—
K's Holdings Corp.	LIBOR + 85	DBAB	358,670,777	JPY	11/17/16		17,603	—
LIXIL Group Corp.	LIBOR + 85	DBAB	89,926,050	JPY	11/17/16		817	—
Maeda Corp.	LIBOR + 85	DBAB	186,510,639	JPY	11/17/16		26,366	—
Nippon Ceramic Co. Ltd.	LIBOR + 85	DBAB	28,075,000	JPY	11/17/16		4,850	—
Nippon Light Metal Holdings Co. Ltd.	LIBOR + 85	DBAB	250,083,997	JPY	11/17/16		48,259	—
OSG Corp.	LIBOR + 85	DBAB	147,186,000	JPY	11/17/16		—	(26,250)
Sankyo Co. Ltd.	LIBOR + 85	DBAB	152,512,202	JPY	11/17/16		5,586	—
SBI Holdings Inc.	LIBOR + 85	DBAB	19,750,400	JPY	11/17/16		2,605	—
Shionogi & Co. Ltd.	LIBOR + 85	DBAB	75,672,839	JPY	11/17/16		21,104	—
Siem Industries Inc.	LIBOR + 90	DBAB	542,264		11/17/16		4,971	—
Sony Corp.	LIBOR + 85	DBAB	262,507,960	JPY	11/17/16		—	(5,021)
Taiyo Yuden Co. Ltd.	LIBOR + 85	DBAB	122,479,200	JPY	11/17/16		9,616	—
Teijin Ltd.	LIBOR + 85	DBAB	251,453,404	JPY	11/17/16		3,296	—
Toho Holdings Co. Ltd.	LIBOR + 85	DBAB	206,771,423	JPY	11/17/16		—	(626)
Tohoku Electric Power Co Inc.	LIBOR + 85	DBAB	481,310,197	JPY	11/17/16		—	(28,634)
Toppan Printing Co.	LIBOR + 85	DBAB	195,799,071	JPY	11/17/16		—	(16,329)
Unicharm Corp.	LIBOR + 85	DBAB	82,655,300	JPY	11/17/16		26,452	—
Yamada Denki Co. Ltd.	LIBOR + 85	DBAB	629,455,202	JPY	11/17/16		92,411	—
Siemens Financieringsmaatschappij NV	LIBOR + 85	DBAB	3,078,350		11/18/16		36,312	—
Elekta AB, B	LIBOR + 90	DBAB	5,980,736	SEK	12/02/16		13,032	—
Bank of Nagoya Ltd.	LIBOR + 85	DBAB	291,395		12/19/16		—	(144)
Gunma Bank Ltd.	LIBOR + 85	DBAB	93,256		12/19/16		—	(46)
Oita Bank Ltd.	LIBOR + 85	DBAB	2,376,617		12/19/16		14,370	—
Yamagata Bank Ltd.	LIBOR + 85	DBAB	2,644,303		12/19/16		—	(13,431)
Yamaguchi Financial Group Inc.	LIBOR + 85	DBAB	7,081,293		12/19/16		20,687	—
APERAM SA	LIBOR + 75	DBAB	1,967,145		1/18/17		63,307	—
Magyar Nemzeti Vagyonkezelo Zrt	LIBOR + 75	DBAB	1,096,157	EUR	1/18/17		3,454	—
International Consolidated Airlines Group SA	LIBOR + 50	MSCS	420,030	GBP	1/18/17		—	(8,682)
Rio Tinto PLC	LIBOR + 50	MSCS	962,357	GBP	1/18/17		124,538	—
Wizz Air Holdings PLC	LIBOR + 50	MSCS	629,706	GBP	1/18/17		68,505	—
ACS Actividades Finance BV	LIBOR + 75	DBAB	1,698,128	EUR	2/09/17		—	(27,704)
Ascent Capital Group Inc.	LIBOR + 100	DBAB	100,874		2/09/17		—	(47,298)
Bunge Ltd.	LIBOR + 100	DBAB	73,500		2/09/17		—	(16,762)
Green Plains Inc.	LIBOR + 100	DBAB	290,973		2/09/17		—	(52,595)
Nyrstar NV	LIBOR + 75	DBAB	344,687	EUR	2/09/17		3,101	—
OCI NV	LIBOR + 75	DBAB	1,534,943	EUR	2/09/17		76,813	—
DP World Ltd.	LIBOR + 100	DBAB	1,153,727		2/17/17		10,865	—
Hengan International Group Co. Ltd.	LIBOR + 100	DBAB	3,136,742	HKD	2/17/17		1,509	—
Shenzhou International Group Holdings Ltd.	LIBOR + 100	DBAB	7,002,342	HKD	2/17/17		10,319	—
Larsen & Toubro Ltd.	LIBOR + 150	DBAB	417,181		2/20/17		7,266	—
PT Jersey Ltd.	LIBOR + 75	DBAB	1,539,558	EUR	2/27/17		142,893	—
SABMiller PLC	LIBOR + 40	MSCS	4,075,727	GBP	2/28/17		355,558	—
ASM Pacific Technology Ltd.	LIBOR + 90	DBAB	8,065,445	HKD	3/02/17		—	(8,414)
Cosmos Boom Investment Ltd.	LIBOR + 90	DBAB	370,389		3/02/17		—	(389)
Fonciere Des Regions	LIBOR + 75	DBAB	850,487	EUR	3/15/17		11,723	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation Depreciation
OTC Swap Contracts (continued)
Long (continued)
Orpar SA	LIBOR + 75	DBAB	296,972	EUR	3/15/17	$6,052	$—
Nyrstar NV	LIBOR + 75	DBAB	156,323	EUR	3/17/17	6,079	—
OSIM International Ltd.	LIBOR + 100	DBAB	237,705	SGD	3/20/17	2,187	—
Acciona SA	LIBOR + 75	DBAB	2,153,790	EUR	4/25/17	94,533	—
International Consolidated Airlines Group SA	LIBOR + 75	DBAB	3,752,250	EUR	4/25/17	322,056	—
Melia Hotels International SA	LIBOR + 75	DBAB	1,608,034	EUR	4/25/17	183,947	—
Alaska Air Group Inc.	LIBOR + 50	MSCS	2,715,165		5/25/17	30,935	—
Brunswick Corp.	LIBOR + 50	MSCS	1,425,639		5/25/17	—	(127,948)
Constellation Brands Inc.	LIBOR + 50	MSCS	1,875,915		5/25/17	92,649	—
Kroger Co.	LIBOR + 50	MSCS	3,010,695		5/25/17	213,097	—
NVR Inc.	LIBOR + 50	MSCS	3,333,536		5/25/17	554,339	—
United Continental Holdings Inc.	LIBOR + 50	MSCS	2,885,704		5/25/17	144,552	—
Kuoni Reisen Holding AG	TOIS + 65	MSCS	1,296,845	CHF	7/19/17	—	—
America Movil SAB de CV	LIBOR + 75	DBAB	3,345,770	EUR	7/25/17	30,595	—
Meda AB	STIBO + 65	MSCS	29,004,463	SEK	8/23/17	—	—
Peugeot SA	EURIB + 50	MSCS	307,628	EUR	8/23/17	—	(22,564)
Starwood Hotels & Resorts Worldwide Inc.	LIBOR + 35	MSCS	3,807,977		10/11/17	508,046	—
TNT Express NV	EONIA + 65	MSCS	3,531,670	EUR	10/16/17	—	—
Rexam PLC	SONIA + 65	MSCS	818,795	GBP	10/26/17	—	—
SABMiller PLC	SONIA + 65	MSCS	3,231,265	GBP	10/26/17	—	—
Alstom SA	EONIA + 65	MSCS	762,083	EUR	10/30/17	—	—
Bollore SA	EONIA + 65	MSCS	200,264	EUR	10/30/17	—	—
Telecom Italia SpA	EONIA + 65	MSCS	527,079	EUR	10/30/17	—	—
Vivendi SA	EONIA + 65	MSCS	2,359,456	EUR	10/30/17	—	—
Celesio AG	EONIA + 65	MSCS	1,121,585	EUR	11/02/17	—	—
MAN SE	EONIA + 65	MSCS	1,508,976	EUR	11/02/17	—	—
ThyssenKrupp AG	EONIA + 65	MSCS	878,344	EUR	11/02/17	—	—
Wincor Nixdorf AG	EONIA + 65	MSCS	625,305	EUR	11/02/17	—	—
Asciano Ltd.	RBACR + 54	MSCS	5,565,881	AUD	12/05/17	57,418	—
Allergan PLC	LIBOR + 35	MSCS	1,567,962		12/14/17	31,860	—
AGL Resources Inc.	FEDEF + 40	MSCS	707,142		12/21/17	5,797	—
NCR Corp.	FEDEF + 40	MSCS	521,325		12/21/17	—	—
Buzzi Unicem SpA	EURIB + 50	MSCS	4,571	EUR	1/10/18	25	—
Moncler SpA	EURIB + 50	MSCS	144,550	EUR	1/10/18	10,230	—
Ascential PLC	SONIA + 65	MSCS	12,209	GBP	2/06/18	—	—
Cable & Wireless Communications PLC	SONIA + 65	MSCS	426,073	GBP	2/06/18	—	—
Home Retail Group PLC	SONIA + 65	MSCS	1,940,459	GBP	2/06/18	—	—
Diligent Corp.	FEDEF + 75	MSCS	1,934,296		2/22/18	—	(4,082)

Short
Qantas Airways Ltd.	RBACR - 50	MSCS	1,695,194	AUD	6/17/16	22,323	—
Allergan PLC	LIBOR - 35	DBAB	1,574,146		6/30/16	—	(31,307)
Amsurg Corp.	LIBOR - 35	DBAB	942,628		6/30/16	—	(16,052)
Black Hills Corp.	LIBOR - 35	DBAB	2,733,356		6/30/16	—	(22,234)
Crown Castle International Corp.	LIBOR - 35	DBAB	143,628		6/30/16	2,161	—
Frontier Communications Corp.	LIBOR - 35	DBAB	2,768,942		6/30/16	—	(491,823)
Hess Corp.	LIBOR - 35	DBAB	352,704		6/30/16	—	(22,994)
HSN Inc.	LIBOR - 35	DBAB	47,831		6/30/16	—	(1,012)
NextEra Energy Inc.	LIBOR - 35	DBAB	1,630,266		6/30/16	8,717	—
Scorpio Tankers Inc.	LIBOR - 35	DBAB	349,991		6/30/16	—	(46,636)
Ship Finance International Ltd.	LIBOR - 125	DBAB	1,742,751		6/30/16	—	(136,088)
Southwestern Energy Co.	LIBOR - 700	DBAB	458,152		6/30/16	126,203	—
Stericycle Inc.	LIBOR - 35	DBAB	784,353		6/30/16	—	(31,948)
T-Mobile U.S. Inc.	LIBOR - 35	DBAB	256,956		6/30/16	—	(478)
Welltower Inc.	LIBOR - 35	DBAB	975,925		6/30/16	—	(135,624)
WPX Energy Inc.	LIBOR - 35	DBAB	394,665		6/30/16	6,496	—
Inmarsat PLC	LIBOR - 40	DBAB	583,512		7/18/16	14,593	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation Depreciation
OTC Swap Contracts (continued)
Short (continued)
Alstria office REIT-AG	LIBOR - 40	DBAB	1,560,683	EUR	7/19/16	$—	$(20,962)
Aroundtown Property Holdings PLC	LIBOR - 200	DBAB	565,456	EUR	7/19/16	—	(499)
Aurubis AG	LIBOR - 40	DBAB	136,694	EUR	7/19/16	—	(2,421)
Deutsche Wohnen AG	LIBOR - 40	DBAB	194,253	EUR	7/19/16	—	(849)
Drillisch AG	LIBOR - 40	DBAB	3,206,020	EUR	7/19/16	—	(140,421)
Fonciere Des Regions	LIBOR - 40	DBAB	275,745	EUR	7/19/16	—	(12,988)
Hansteen Holdings PLC	LIBOR - 100	DBAB	1,165,704	EUR	7/19/16	4,425	—
Hengan International Group Co. Ltd.	LIBOR - 47	DBAB	192,150	HKD	7/19/16	963	—
International Consolidated Airlines Group SA	LIBOR - 40	DBAB	3,366,289	EUR	7/19/16	—	(268,586)
LEG Immobilien AG	LIBOR - 40	DBAB	644,650	EUR	7/19/16	—	(38,340)
Playtech PLC	LIBOR - 40	DBAB	967,292	EUR	7/19/16	—	(135,213)
Shenzhou International Group Holdings Ltd.	LIBOR - 40	DBAB	3,804,240	HKD	7/19/16	—	(6,229)
Siemens AG	LIBOR - 40	DBAB	319,792	EUR	7/19/16	—	(13,747)
Acciona SA	LIBOR - 40	DBAB	1,360,396	EUR	7/20/16	—	(95,178)
Iberdrola SA	LIBOR - 40	DBAB	915,050	EUR	7/20/16	10,352	—
Koninklijke KPN NV	LIBOR - 40	DBAB	418,956	EUR	7/20/16	—	(11,340)
Melia Hotels International SA	LIBOR - 175	DBAB	1,144,626	EUR	7/20/16	—	(145,076)
OCI NV	LIBOR - 40	DBAB	316,065	EUR	7/20/16	—	(68,086)
Advanced Semiconductor Engineering Inc.	LIBOR - 125	DBAB	1,028,871		8/24/16	—	(106,531)
IHH Healthcare Bhd	LIBOR - 295	DBAB	571,262	SGD	8/25/16	9,565	—
Marine Harvest ASA	LIBOR - 40	DBAB	3,410,299	EUR	10/19/16	—	(278,005)
Tenaga Nasional Bhd	LIBOR - 50	DBAB	477,645		10/19/16	4,878	—
Aetna Inc.	LIBOR - 35	MSCS	965,743		10/25/16	—	(28,967)
Charter Communications Inc., A	LIBOR - 5	MSCS	2,499,872		10/25/16	—	(142,558)
Consumer Staples Select Sector SPDR Fund	LIBOR - 78	MSCS	384,907		10/25/16	1,007	—
Interval Leisure Group Inc.	LIBOR - 35	MSCS	326,568		10/25/16	—	(17,789)
Marriott International Inc.	LIBOR - 84	MSCS	3,466,441		10/25/16	—	(465,027)
Pfizer Inc.	LIBOR - 33	MSCS	1,862,559		10/25/16	4,323	—
Shire PLC	LIBOR - 140	MSCS	3,009,738		10/25/16	279,412	—
UnitedHealth Group Inc.	LIBOR - 34	MSCS	378,708		10/25/16	—	(6,690)
VMware Inc.	LIBOR - 16	MSCS	562,493		10/25/16	46,891	—
BW LPG Ltd.	LIBOR - 40	DBAB	216,317		11/09/16	11,200	—
Bank of Nagoya Ltd.	LIBOR - 150	DBAB	117,743		11/18/16	1,541	—
Ebara Corp.	LIBOR - 40	DBAB	61,415,623	JPY	11/18/16	18,000	—
EDION Corp.	LIBOR - 240	DBAB	56,278,600	JPY	11/18/16	—	(16,761)
Gunma Bank Ltd.	LIBOR - 40	DBAB	21,845		11/18/16	—	(149)
Japan Airport Terminal Co. Ltd.	LIBOR - 150	DBAB	30,253,424	JPY	11/18/16	—	(2,580)
K's Holdings Corp.	LIBOR - 100	DBAB	181,392,032	JPY	11/18/16	—	(2,976)
LIXIL Group Corp.	LIBOR - 40	DBAB	15,592,701	JPY	11/18/16	8,754	—
Maeda Corp.	LIBOR - 100	DBAB	81,272,876	JPY	11/18/16	—	(10,879)
Nippon Ceramic Co. Ltd.	LIBOR - 40	DBAB	18,654,700	JPY	11/18/16	—	(1,439)
Nippon Light Metal Holdings Co. Ltd.	LIBOR - 40	DBAB	84,202,274	JPY	11/18/16	—	(24,413)
Oita Bank Ltd.	LIBOR - 40	DBAB	696,053		11/18/16	—	(18,529)
OSG Corp.	LIBOR - 40	DBAB	90,685,598	JPY	11/18/16	—	(3,841)
Sankyo Co. Ltd.	LIBOR - 40	DBAB	52,347,765	JPY	11/18/16	8,358	—
SBI Holdings Inc.	LIBOR - 40	DBAB	3,666,700	JPY	11/18/16	—	(1,284)
Shionogi & Co. Ltd.	LIBOR - 40	DBAB	48,452,498	JPY	11/18/16	—	(16,299)
Sony Corp.	LIBOR - 40	DBAB	29,894,633	JPY	11/18/16	6,817	—
Taiyo Yuden Co. Ltd.	LIBOR - 40	DBAB	19,472,897	JPY	11/18/16	—	(6,892)
Teijin Ltd.	LIBOR - 40	DBAB	104,614,490	JPY	11/18/16	10,853	—
The Yamagata Bank Ltd.	LIBOR - 150	DBAB	482,656		11/18/16	15,278	—
Toho Holdings Co. Ltd.	LIBOR - 40	DBAB	107,464,945	JPY	11/18/16	13,246	—
Tohoku Electric Power Co Inc.	LIBOR - 40	DBAB	116,962,829	JPY	11/18/16	48,605	—
Toppan Printing Co. Ltd.	LIBOR - 40	DBAB	63,807,705	JPY	11/18/16	24,015	—
Unicharm Corp.	LIBOR - 40	DBAB	33,336,647	JPY	11/18/16	—	(18,043)
Yamada Denki Co. Ltd.	LIBOR - 100	DBAB	333,952,023	JPY	11/18/16	—	(70,180)
Yamaguchi Financial Group Inc.	LIBOR - 40	DBAB	3,174,504		11/18/16	—	(40,251)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation Depreciation
OTC Swap Contracts (continued)
Short (continued)
Elekta AB, B	LIBOR - 125	DBAB	960,960	SEK	12/02/16	$—	$(24,444)
Carillion PLC	LIBOR - 200	DBAB	388,663	GBP	1/18/17	—	(35,904)
Enterprise Inns PLC	LIBOR - 40	DBAB	41,786	GBP	1/18/17	—	(5,123)
Great Portland Estates PLC	LIBOR - 40	DBAB	919,266	GBP	1/18/17	22,561	—
Primary Health Properties PLC	LIBOR - 300	DBAB	192,566	GBP	1/18/17	1,654	—
Richter Gedeon Nyrt	LIBOR - 40	DBAB	217,517	EUR	1/18/17	—	(739)
St Modwen Properties PLC	LIBOR - 40	DBAB	14,621	GBP	1/18/17	1	—
The UNITE Group PLC	LIBOR - 40	DBAB	1,396,763	GBP	1/18/17	42,102	—
ASM Pacific Technology Ltd.	SONIA - 57	MSCS	253,042	GBP	1/18/17	—	(29,966)
Ball Corp.	SONIA - 35	MSCS	290,601	GBP	1/18/17	—	(1,033)
Burberry Group PLC	SONIA - 35	MSCS	103,112	GBP	1/18/17	—	(16,177)
Liberty Global PLC, A	SONIA - 35	MSCS	123,523	GBP	1/18/17	30	—
Liberty Global PLC, K	SONIA - 35	MSCS	295,205	GBP	1/18/17	73	—
APERAM SA	LIBOR - 40	DBAB	1,524,375		2/01/17	—	(52,741)
ASM Pacific Technology Ltd.	LIBOR - 52	DBAB	933,882	HKD	3/02/17	626	—
Nyrstar NV	LIBOR - 550	DBAB	43,477	EUR	3/17/17	—	(3,638)
China Eastern Airlines Co.	HONIX - 50	MSCS	2,250,222	HKD	7/13/17	—	(998)
China Southern Airlines Co., H	HONIX - 50	MSCS	9,525,855	HKD	7/13/17	122,418	—
Air France	EONIA - 400	MSCS	293,375	EUR	8/23/17	—	(66,262)
Airbus Group SE	EONIA - 40	MSCS	509,682	EUR	8/23/17	—	(16,521)
Elekta AB, B	STIBO - 358	MSCS	1,488,772	SEK	8/23/17	—	—
Larsen & Toubro Ltd.	EONIA - 40	MSCS	167,184	EUR	8/23/17	—	(25,587)
Sandvik AB	STIBO - 82	MSCS	1,448,785	SEK	8/23/17	—	—
BT Group PLC	SONIA - 35	MSCS	377,149	GBP	10/26/17	—	—
iShares Core FTSE 100 UCITS ETF	SONIA - 63	MSCS	6,784	GBP	10/26/17	—	—
Faurecia	EONIA - 40	MSCS	93,407	EUR	10/30/17	—	—
Kone OYJ	EONIA - 99	MSCS	1,369,204	EUR	10/30/17	—	—
Telecom Italia SpA	EONIA - 50	MSCS	549,568	EUR	10/30/17	—	—
TNT Express NV	EONIA - 40	MSCS	83,293	EUR	10/30/17	—	—
Bayerische Motoren Werke AG	EONIA - 40	MSCS	95,441	EUR	11/02/17	—	—
Daimler AG	EONIA - 40	MSCS	93,514	EUR	11/02/17	—	—
Volkswagen AG	EONIA - 40	MSCS	101,130	EUR	11/02/17	—	—
STOXX Europe 600 Index	EURIB - 45	MSCS	731,514	EUR	11/22/17	97,767	—
Qube Holdings Ltd.	RBACR - 200	MSCS	53,334	AUD	12/05/17	—	—
Alibaba Group Holding Ltd.	LIBOR - 30	MSCS	328,163		12/14/17	—	(9,747)
Diebold Inc.	EONIA - 35	MSCS	131,766	EUR	1/31/18	—	(1,634)
RELX PLC	SONIA - 35	MSCS	2,285	GBP	2/06/18	—	—
Rolls-Royce Holdings PLC	SONIA - 35	MSCS	83,116	GBP	2/06/18	—	—
UBM PLC	SONIA - 35	MSCS	2,516	GBP	2/06/18	—	—
Weir Group PLC	SONIA - 35	MSCS	117,245	GBP	2/06/18	—	—
Mylan NV	STIBO - 35	MSCS	2,937,475	SEK	2/15/18	16	—
EI du Pont de Nemours & Co.	FEDEF - 35	MSCS	1,013,972		2/27/18	—	(10,774)
Golar LNG Ltd.	FEDEF - 35	MSCS	306,999		2/27/18	914	—
Gunma Bank Ltd.	FEDEF - 35	MSCS	777,414		2/27/18	—	(17,650)
Helical Bar Jersey Ltd.	FEDEF - 35	MSCS	618,927		2/27/18	607	—
iShares MSCI Emerging Markets ETF	FEDEF - 163	MSCS	529,123		2/27/18	11,610	—
iShares MSCI South Korea Capped ETF	FEDEF - 113	MSCS	883,784		2/27/18	18,192	—
iShares MSCI Taiwan ETF	FEDEF - 68	MSCS	639,273		2/27/18	1,985	—
SPDR S&P500 ETF Trust	FEDEF - 35	MSCS	743,277		2/27/18	4,845	—
Total Return Swap Contracts						$7,031,104	$(4,258,368)
Net unrealized appreciation (depreciation)						$2,772,736

*	In U.S. dollars unless otherwise indicated.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 29, 2016 (unaudited) (continued)

Abbreviations
Counterparty/Exchange

BNYM	The Bank of New York Mellon
BOFA	Bank of America Corp
BZWS	Barclays Bank PLC
CBOA	Commonwealth Bank of Australia
CSFB	Credit Suisse First Boston
DBAB	Deutsche Bank AG
ICE	Intercontinental Exchange, Inc.
JPHQ	JP Morgan Chase & Co.
MLCO	Merrill Lynch & Co., Inc.
MSCO	Morgan Stanley & Co., Inc.
MSCS	Morgan Stanley Capital Services

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Selected Portfolio

ABS	Asset Backed Security
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
FRN	Floating Rate Note
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*	Value
Convertible Bonds 2.4%
Construction Materials 0.8%
Cemex SAB de CV, senior secured note, 5.372%, 10/15/18	Mexico	573,000	$552,945
Health Care Providers & Services 0.8%
Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	530,000	503,500
Real Estate Investment Trusts (REITs) 0.8%
iStar Inc., senior note, 3.00%, 11/15/16	United States	500,000	493,750
Total Convertible Bonds (Cost $1,659,677)			1,550,195
Corporate Bonds and Notes 25.6%
Banks 0.9%
Bank of America Corp., sub. bond, 4.45%, 3/03/26	United States	573,000	573,000
Chemicals 0.7%
[a]GCP Applied Technologies Inc., senior note, 144A, 9.50%, 2/01/23	United States	438,000	469,755
Commercial Services & Supplies 0.6%
[a]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	409,191	411,748
Construction Materials 0.9%
[a]Standard Industries Inc., senior note, 144A,
5.125%, 2/15/21	United States	286,000	293,150
5.50%, 2/15/23	United States	287,000	292,023
			585,173
Containers & Packaging 1.4%
[a]Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging
Holdings II Issuer Inc., senior note, 144A, 5.625%, 12/15/16	New Zealand	98,000	98,123
[b]Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, senior secured
note, first lien, 6.875%, 2/15/21	United States	750,000	777,656
			875,779
Diversified Financial Services 1.9%
[b]Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	337,000	279,710
NewStar Financial Inc., senior note, 7.25%, 5/01/20	United States	261,000	233,269
[a]ROC Finance LLC/ROC Finance 1 Corp., secured note, second lien,
144A, 12.125%, 9/01/18	United States	700,000	704,375
			1,217,354
Diversified Telecommunication Services 0.5%
Frontier Communications Corp., senior bond, 9.00%, 8/15/31	United States	413,000	338,660
Electric Utilities 0.4%
[a,b]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	252,000	251,370
Food Products 0.9%
[a]TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	534,000	563,370
Health Care Equipment & Supplies 0.6%
Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	412,000	359,470
Health Care Providers & Services 1.6%
[a]Acadia Healthcare Co. Inc., senior note, 144A, 6.50%, 3/01/24	United States	573,000	593,055
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	236,000	212,695
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	217,000	214,422
			1,020,172
Hotels, Restaurants & Leisure 2.6%
[a]Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	462,000	440,055
[a]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	362,000	347,520
[a]International Game Technology PLC, secured bond, 144A, 6.50%,
2/15/25	United States	244,000	218,990
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	573,000	588,757
Mohegan Tribal Gaming Authority, senior note, 9.75%, 9/01/21	United States	91,000	91,055
			1,686,377
Household Durables 0.1%
Lennar Corp., senior note, 4.75%, 4/01/21	United States	40,000	40,400

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Life Sciences Tools & Services 1.5%
inVentiv Health Inc.,
[a]secured note, 144A, 9.00%, 1/15/18	United States	573,000		$593,055
senior note, 10.00%, 8/15/18	United States	408,000		389,640
				982,695
Media 5.1%
American Media Inc., senior secured note, 11.50%, 12/15/17	United States	625,000		636,719
Cablevision Systems Corp., senior note, 5.875%, 9/15/22	United States	573,000		459,832
[a]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	430,000		409,037
The McClatchy Co., senior secured note, first lien, 9.00%, 12/15/22	United States	322,000		284,567
[b]Postmedia Network Inc., secured note, second lien, 12.50%, 7/15/18	Canada	166,000		92,960
[a]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	536,000		464,980
[a,b]Univision Communications Inc., 144A,
senior bond, 8.50%, 5/15/21	United States	517,000		521,524
senior secured note, first lien, 5.125%, 2/15/25	United States	66,000		64,763
[b]WideOpenWest Finance LLC/Capital Corp., senior note, 10.25%,
7/15/19	United States	336,000		307,440
				3,241,822
Oil, Gas & Consumable Fuels 3.1%
Exxon Mobil Corp., senior note, 2.726%, 3/01/23	United States	143,000		143,000
Kinder Morgan Inc., senior bond, 8.05%, 10/15/30	United States	283,000		284,888
[a]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	413,000		387,188
Petrobras Global Finance BV,
senior bond, 6.85%, 6/05/15	Brazil	300,000		187,785
senior note, 4.875%, 3/17/20	Brazil	300,000		230,280
[c]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	487,000		153,892
[c]Petroleos Mexicanos, senior bond, Reg S, 6.875%, 8/04/26	Mexico	362,000		375,756
[a]Summit Materials LLC / Summit Materials Finance Corp., senior note,
144A, 8.50%, 4/15/22	United States	229,000		229,000
				1,991,789
Pharmaceuticals 1.2%
[a,b]ConvaTec Healthcare SA, senior note, 144A, 10.50%, 12/15/18	Luxembourg	750,000		769,687
Real Estate Investment Trusts (REITs) 0.4%
iStar Inc., senior note, 4.00%, 11/01/17	United States	250,000		237,188
Software 1.2%
[a,b]Infor U.S. Inc., first lien, 144A, 5.75%, 8/15/20	United States	750,000		757,500
Total Corporate Bonds and Notes (Cost $16,549,838)				16,373,309
Foreign Government and Agency Securities 3.9%
[c]Government of Bahrain, senior note, Reg S, 7.00%, 1/26/26	Bahrain	200,000		194,415
Government of Hellenic Republic,
[c]senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21, 4.30%
thereafter, 2/24/42	Greece	1,000,000	EUR	603,365
[a]senior note, 144A, 3.375%, 7/17/17	Greece	974,000	EUR	954,673
[a]senior note, 144A, 4.75%, 4/17/19	Greece	25,000	EUR	22,048
[c]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	250,000		158,315
[c]Government of Russia, senior note, Reg S, 5.625%, 4/04/42	Russia	400,000		389,808
[c]Government of Sri Lanka, senior note, Reg S, 6.85%, 11/03/25	Sri Lanka	209,000		194,813
Total Foreign Government and Agency Securities (Cost $2,474,686)				2,517,437
Foreign Government and Agency Securities in Reorganization 2.1%
[d]Government of Argentina,
senior bond, 7.82%, 12/31/33	Argentina	809,149		968,700
senior note, 8.75%, 6/02/17	Argentina	300,000		350,250
Total Foreign Government and Agency Securities in Reorganization (Cost $1,234,098)				1,318,950

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 34.9%
Consumer Finance 0.4%
[e]Impac CMB 2004-11 Trust, 1A2, FRN, 0.96%, 3/25/35	United States	328,130	$243,898
Diversified Financial Services 28.0%
[e]Banc of America Funding 2006-G Trust, M1, FRN, 0.726%, 7/20/36	United States	3,500,000	2,291,435
[e]Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 4.817%, 7/25/36	United States	141,902	123,080
[e]Bear Stearns ARM 2007-4 Trust, 22A1, FRN, 4.717%, 6/25/47	United States	123,799	110,040
[a,e]Cornerstone CLO Ltd., 2007-C Trust, 144A, FRN, 3.022%, 7/15/21	United States	2,500,000	2,326,480
Credit Suisse First Boston Mortgage Securities Corp., 1A2, 7.50%,
3/25/32	United States	676,034	682,643
[a,e]Credit Suisse Mortgage Securities Corp. Trust 2015, 144A, FRN,
4.431%, 4/15/29	United States	2,100,000	1,952,205
[a,e]EQTY 2014-INNS Mortgage Trust, E, 144A, FRN, 3.878%, 5/08/31	United States	2,500,000	2,402,309
[e]IndyMac Index Mortgage Loan 2005-AR13 Trust, 4A1, FRN, 2.56%,
8/25/35	United States	638,031	552,148
[e]IndyMac Index Mortgage Loan 2005-AR18 Trust, 1A2, FRN, 1.25%,
10/25/36	United States	5,495,883	2,238,793
[e]Home Equity Mortgage Loan Asset-Backed 2001-A Trust, AV, FRN,
0.96%, 3/25/31	United States	120,078	105,944
[e]JP Morgan Alternative Loan 2006-3A3 Trust, FRN, 6.03%, 3/25/36	United States	2,017,563	1,766,309
[e]JP Morgan Mortgage 2007-A2 Trust, 2A1, FRN, 2.705%, 4/25/37	United States	465,249	408,528
[a,e]Katonah Ltd., 2007-B1L Trust, 144A, FRN, 3.619%, 4/23/22	United States	1,000,000	948,043
[e]Structured Asset Mortgage Investments 2003-AR2 Trust, A1, FRN,
1.166%, 12/19/33	United States	34,511	33,134
[a]SpringCastle America Funding LLC 2014-A Trust, 144A, 2.70%, 5/25/23	United States	555,223	553,094
[e]WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A,
FRN, 1.045%, 4/25/47	United States	105,131	87,709
[a,e]Waterfall Commercial Mortgage 2015-SBC5 Trust, A, 144A, FRN,
4.104%, 9/14/22	United States	1,372,318	1,345,335
			17,927,229
Thrifts & Mortgage Finance 6.5%
Banc of America Commercial Mortgage 2006-6 Trust, AJ, 5.421%,
10/10/45	United States	900,000	898,327
[e]National Collegiate Student Loan 2007-4 Trust, FRN,
A3A1, 3.93%, 3/25/38	United States	1,750,000	1,730,783
A3A2, 3.939%, 3/25/38	United States	2,000,000	1,535,887
			4,164,997
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $22,787,397)			22,336,124
		Number of Contracts
Options Purchased (Cost $36,206) 0.0%†
Puts – Exchange-Traded
Diversified Financial Services 0.0%†
S&P 500 Index, March Strike Price $1,875.00, Expires 3/31/16	United States	12	27,336
Total Investments before Repurchase Agreements (Cost $44,741,902)			44,123,351
		Principal Amount*
Repurchase Agreement (Cost $1,181,225) 1.9%
[f]Joint Repurchase Agreement, 0.282%, 3/01/16
(Maturity Value $1,181,235)	United States	1,181,225	1,181,225
BNP Paribas Securities Corp. (Maturity Value $473,451)
Deutsche Bank Securities Inc. (Maturity Value $104,138)
HSBC Securities (USA) Inc. (Maturity Value $591,810)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $11,836)
Collateralized by U.S. Government Agency Securities, 0.000% - 0.609%,
9/15/16 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17;

U.S. Treasury Note, 0.424% - 1.625%, 4/30/17 - 5/31/20; and
U.S. Treasury Note, Index Linked, 0.125% - 1.250%, 4/15/18 - 7/15/20 (valued at

$1,204,947)

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Long Short Credit Fund				Value
Total Investments (Cost $45,923,127) 70.8%				$45,304,576
Options Written (0.1)%				(33,187)
Securities Sold Short (4.6)%				(2,974,390)
Other Assets, less Liabilities 33.9%				21,668,976
Net Assets 100.0%				$63,965,975

Options Written (0.1%)
			Notional
	Country	Counterparty	Amount
Calls - Over-the-Counter
Credit Default Swaptions (0.1%)
Sell protection on CDX.NA.HY.25, Periodic Rate 5.00%, Strike Price
$99.00, Expires 3/16/16	United States	BOFA	2,000,000	(13,866)
Sell protection on CDX.NA.HY.25, Periodic Rate 5.00%, Strike Price
$98.50, Expires 3/16/16	United States	DBAB	2,000,000	(19,321)
Total Options Written (Premiums Received $27,500)				(33,187)
Securities Sold Short (4.6)%
		Principal Amount*
Corporate Bonds and Notes (3.6)%
Aerospace & Defense (0.1)%
[a]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada		168,000	(119,280)
Air Freight & Logistics (0.1)%
[a]XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States		63,000	(59,850)
Auto Components (0.6)%
Dana Holding Corp., senior bond, 5.50%, 12/15/24	United States		146,000	(136,692)
MPG Holdco I Inc., senior note, 7.375%, 10/15/22	United States		265,000	(251,750)
				(388,442)
Chemicals (1.5)%
The Mosaic Co., senior bond, 4.25%, 11/15/23	United States		500,000	(489,771)
Potash Corp. of Saskatchewan Inc., senior bond, 3.00%, 4/01/25	Canada		500,000	(465,239)
				(955,010)
Electronic Equipment, Instruments & Components (0.2)%
[a]Informatica LLC, senior note, 144A, 7.125%, 7/15/23	United States		134,000	(123,950)
Health Care Equipment & Supplies (0.0)%†
[a]Crimson Merger Sub Inc., senior note, 144A, 6.625%, 5/15/22	United States		38,000	(27,455)
Multiline Retail (0.1)%
Macy's Retail Holdings Inc., senior bond, 6.375%, 3/15/37	United States		49,000	(46,379)
Oil, Gas & Consumable Fuels (0.8)%
Anadarko Petroleum Corp., senior note, 6.375%, 9/15/17	United States		30,000	(30,492)
Carrizo Oil & Gas Inc., senior note, 7.50%, 9/15/20	United States		152,000	(118,560)
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States		56,000	(48,832)
Hess Corp., senior bond, 8.125%, 2/15/19	United States		42,000	(43,680)
Laredo Petroleum Inc., senior note, 7.375%, 5/01/22	United States		28,000	(18,130)
Newfield Exploration Co., senior bond, 5.375%, 1/01/26	United States		28,000	(24,500)
Noble Energy Inc., senior bond, 3.90%, 11/15/24	United States		56,000	(47,376)
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States		152,000	(89,680)
QEP Resources Inc., senior bond,
6.875%, 3/01/21	United States		28,000	(20,300)
5.375%, 10/01/22	United States		42,000	(29,190)
Sabine Pass Liquefaction LLC, secured, 5.625%, 3/01/25	United States		42,000	(38,273)
				(509,013)
Semiconductors & Semiconductor Equipment (0.1)%
Amkor Technology Inc., senior note, 6.375%, 10/01/22	United States		51,000	(46,219)
Specialty Retail (0.1)%
[a]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States		49,000	(50,225)
Total Corporate Bonds and Notes (Proceeds $2,342,143)				(2,325,823)

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
U.S. Government and Agency Securities (1.0)%
U.S. Treasury Note,
1.50%, 2/28/23	United States	138,000	$(137,828)
1.625%, 2/15/26	United States	516,000	(510,739)
Total U.S. Government & Agency Securities (Proceeds $648,603)			(648,567)
Total Securities Sold Short (Proceeds $2,990,746)			$(2,974,390)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2016, the net value of these securities was $19,003,695, representing 29.71% of net assets.
bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward contracts, open futures contracts and open written options contracts. At February 29, 2016, the aggregate value of these securities and/or cash pledged amounted to $6,650,657, representing 10.40% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At February 29, 2016, the aggregate value of these securities was $2,070,364, representing 3.24% of net assets.
dDefaulted security or security for which income has been deemed uncollectible.
eThe coupon rate shown represents the rate at period end.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
February 29, 2016, all repurchase agreements had been entered into on that date.

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

At February 29, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts		Value	Date	Appreciation	Depreciation
Equity Contracts
S&P 500 E-Mini Index		Short	2		$192,950	3/18/16	$—	$(602)

Interest Rate Contracts
U.S. Treasury 10 Yr. Note		Short	2		261,031	6/21/16	—	(281)
U.S. Treasury Long Bond		Short	3		493,594	6/21/16	—	(191)
					754,625		—	(472)
Total Futures Contracts					$947,575		$—	$(1,074)
Net unrealized appreciation (depreciation)								$(1,074)

At February 29, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	MSCO	Buy	1,181,297		$296,838	3/02/16	$—	$(2,658)
Brazilian Real	MSCO	Sell	1,181,297		293,965	3/02/16	—	(216)
Chinese Yuan	MSCO	Sell	5,321,200		800,000	3/16/16	—	(10,922)
Euro	DBAB	Buy	109,733		120,851	3/16/16	—	(1,416)
Euro	MSCO	Buy	315,813		355,342	3/16/16	—	(11,606)
Euro	MSCO	Sell	2,755,232		2,992,295	3/16/16	5,626	(12,173)
Japanese Yen	MSCO	Sell	25,231,430		221,800	3/16/16	—	(2,106)
Russian Ruble	MSCO	Buy	17,467,731		227,942	3/16/16	2,976	—
Russian Ruble	MSCO	Sell	17,467,731		224,926	3/16/16	—	(5,992)
Brazilian Real	MSCO	Sell	1,168,652		291,507	4/04/16	3,329	—
Total Forward Exchange Contracts unrealized appreciation (depreciation)							$11,931	$(47,089)
Net unrealized appreciation (depreciation)								$(35,158)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At February 29, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment Counterparty/		Notional Expiration		Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.25	5.00%	ICE	$2,000,000	12/20/20	$(4,000)	$21,904	$—	$17,904
CDX.NA.IG.25	1.00%	ICE	1,000,000	12/20/20	6,162	—	(2,722)	3,440
Single Name
Government of Turkey	1.00%	ICE	504,000	12/20/20	41,464	1,597	—	43,061

Contracts to Sell Protection[c]
Traded Index
CDX.NA.HY.25	5.00%	ICE	790,000	12/20/20	(2,016)	—	(5,056)	(7,072)	Non Investment
									Grade
Total Centrally Cleared Swap Contracts					$41,610	$23,501	$(7,778)	$57,333

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

a For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At February 29, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter-		Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	$885,000	3/20/16	$28,131	$—
iBoxx USD Liquid High Yield Index	LIBOR	MSCS	700,000	3/20/16	5,961	(718)
Total Return Swap Contracts					$34,092	$(718)
Net unrealized appreciation (depreciation)					$33,374

Franklin Alternative Strategies Funds

Statement of Investments, February 29, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	- Bank of America Corp.
DBAB	- Deutsche Bank AG
GSCO	- The Goldman Sachs Group, Inc.
ICE	- Intercontinental Exchange, Inc.
JPHQ	- JP Morgan Chase & Co.
MSCO	- Morgan Stanley & Co., Inc.
MSCS	- Morgan Stanley Capital Services

Currency
EUR	- Euro
USD	- United States Dollar

Selected Portfolio
ARM	- Adjustable Rate Mortgage
CLO	- Collateralized Loan Obligation
FRN	- Floating Rate Note
LIBOR	- London InterBank Offered Rate
REIT	- Real Estate Investment Trust

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin K2 Alternative Strategies Fund and Franklin K2 Long Short Credit Fund (Funds) are included in this report. The Franklin K2 Long Short Credit Fund commenced operations on September 8, 2015. Effective September 28, 2015, the Franklin K2 Long Short Credit Fund began publically offering its shares.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin K2	Franklin K2
	Alternative	Long Short
	Strategies Fund	Credit Fund

Cost of investments	$1,023,836,332	$46,012,184

Unrealized appreciation	$10,751,331	$563,689
Unrealized depreciation	(52,069,020)	(1,271,297)
Net unrealized appreciation (depreciation)	$(41,317,689)	$(707,608)

5. UNFUNDED LOAN COMMITMENTS

The Franklin K2 Alternative Strategies Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At February 29, 2016, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Cable & Wireless Communications PLC, Term Loan B1, 4.75%, 12/02/22	$166,250
Cable & Wireless Communications PLC, Term Loan B2, 4.75%, 12/02/22	138,750
Manitowoc Company Inc., Term Loan B, 4.75%, 2/05/23	100,000
$405,000

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. (K2 SUBSIDIARY)

The Franklin K2 Alternative Strategies Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 29, 2016, the K2 Subsidiary's investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund's Consolidated Statement of Investments. At February 29, 2016, the net assets of the K2 Subsidiary were $122,544,411, representing 10.06% of the Fund's consolidated net assets. The Fund's investment in the K2 Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests[a]	$436,727,644	$—	$	—[b]	$436,727,644
Exchange Traded Funds	4,652,648	—		—	4,652,648
Convertible Preferred Stocks	1,581,150	1,679,281		—	3,260,431
Preferred Stocks	3,063,952	—		—	3,063,952
Convertible Bonds	—	120,386,108		—	120,386,108
Corporate Bonds and Notes	—	175,186,965		—	175,186,965
Corporate Bonds and Notes in Reorganization	—	3,019,245		45,390	3,064,635
Senior Floating Rate Interests	—	2,578,820		—	2,578,820
Foreign Government and Agency Securities	—	22,916,379		—	22,916,379
Foreign Government and Agency Securities in Reorganization	—	10,373,899		—	10,373,899
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	19,628,636		—	19,628,636
Options Purchased	1,932,139	194,262		—	2,126,401
U.S. Government and Agency Securities	—	3,925,476		—	3,925,476
Short Term Investments	136,349,909	38,276,740		—	174,626,649
Total Investments in Securities	$584,307,442	$398,165,811		$45,390	$982,518,643
Other Financial Instruments
Futures Contracts	$5,921,109	$—		$—	$5,921,109
Forward Exchange Contracts	—	6,626,804		—	6,626,804
Swap Contracts	—	7,570,846		—	7,570,846
Total Other Financial Instruments	$5,921,109	$14,197,650		$—	$20,118,759

Liabilities:
Other Financial Instruments
Options Written	$154,838	$6,896		$—	$161,734
Securities Sold Short[a]	271,790,414	16,689,353		—	288,479,767
Futures Contracts	2,108,004	—		—	2,108,004
Forward Exchange Contracts	—	5,253,115		—	5,253,115
Swap Contracts	—	4,294,038		—	4,294,038
Unfunded Loan Commitments	—	936		—	936
Total Other Financial Instruments	$274,053,256	$26,244,338		$—	$300,297,594

	Level 1	Level 2	Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:
Convertible Bonds	$—	$1,550,195		$—	$1,550,195
Corporate Bonds and Notes	—	16,373,309		—	16,373,309
Foreign Government and Agency Securities	—	2,517,437		—	2,517,437
Foreign Government and Agency Securities in Reorganization	—	1,318,950		—	1,318,950
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	22,336,124		—	22,336,124
Options Purchased	27,336	—		—	27,336
Short Term Investments	—	1,181,225		—	1,181,225
Total Investments in Securities	$27,336	$45,277,240		$—	$45,304,576
Other Financial Instruments
Forward Exchange Contracts	$—	$11,931		$—	$11,931
Swap Contracts	—	70,916		—	70,916
Total Other Financial Instruments	$—	$82,847		$—	$82,847

Liabilities:
Other Financial Instruments
Options Written	$—	$33,187		$—	$33,187
Securities Sold Short[a]	—	2,974,390		—	2,974,390
Futures Contracts	1,074	—		—	1,074
Forward Exchange Contracts	—	47,089		—	47,089
Swap Contracts	—	43,863		—	43,863
Total Other Financial Instruments	$1,074	$3,098,529		$—	$3,099,603

[a] For detailed categories, see the accompanying Consolidated Statements of Investments.
[b] Includes securities determined to have no value at February 29, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 29, 2016 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value

U.S. Government and Agency Securities 33.2%
FFCB, 0.89%, 10/23/17	$18,000,000	$18,001,386
U.S. Treasury Note, 0.75%, 10/31/17	23,000,000	22,986,522
Total U.S. Government and Agency Securities (Cost $41,039,208)		40,987,908

Short Term Investments 63.8%
U.S. Government and Agency Securities 63.8%
[a] FHLB, 3/01/16	1,803,000	1,803,000
[b] U.S. Treasury Bill,
[a,c] 3/03/16	6,500,000	6,499,954
[a]6/23/16	4,650,000	4,645,415
7/21/16	29,700,000	29,656,757
[a]10/13/16	36,200,000	36,111,816
Total U.S. Government and Agency Securities (Cost $78,760,881)		78,716,942
Total Investments (Cost $119,800,089) 97.0%		119,704,850
[d] Other Assets, less Liabilities 3.0%		3,685,761
Net Assets 100.0%.		$123,390,611

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
bThe security is traded on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At February 29, 2016, the value of this security and/or cash pledged amounted to
$2,294,982, representing 1.86% of net assets.
dIncludes unrealized appreciation/depreciation on open commodity futures contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin Pelagos Commodities Strategy Fund (continued)

At February 29, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Brent Crude Oil.	Long	244	$9,230,520	5/31/16	$26,096	$—
Natural Gas	Long	194	3,507,520	4/27/16	—	(41,619)
RBOB Gasoline	Long	63	3,567,337	4/29/16	25,838	—
WTI Crude Oil	Long	209	7,436,220	4/20/16	—	(240,360)
Total Futures Contracts			$23,741,597		$51,934	$(281,979)
Net unrealized appreciation (depreciation)						$(230,045)

At February 29, 2016, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
	Pays		Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Fixed Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contract
Long
FP Custom Master Index[b]	0.22%	MSCS	$98,000,000	3/31/16	$ —	$ —

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values and fees are as follows:

		Unrealized	Unrealized
Underlying Instruments	Notional Value[c]	Appreciation	Depreciation
Bloomberg Commodity Copper Subindex	$18,522,000	$—	$—
Bloomberg Commodity Corn Subindex	9,016,000	—	—
Bloomberg Commodity Gold Subindex	15,386,000	—	—
Bloomberg Commodity Heating Oil Subindex	4,606,000	—	—
Bloomberg Commodity Lean Hogs Subindex 3 Month Forward	2,940,000	—	—
Bloomberg Commodity Live Cattle Subindex 3 Month Forward	4,312,000	—	—
Bloomberg Commodity Natural Gas Subindex	4,704,000	—	—
Bloomberg Commodity Silver Subindex.	5,390,000	—	—
Bloomberg Commodity Soybean Meal Subindex	7,056,000	—	—
Bloomberg Commodity Soybean Oil Subindex	3,626,000	—	—
Bloomberg Commodity Soybeans Subindex	3,234,000	—	—
Bloomberg Commodity Sugar Subindex	4,214,000	—	—
Bloomberg Commodity Unleaded Gasoline Subindex	6,174,000	—	—
Bloomberg Commodity WTI Crude Oil Subindex	980,000	—	—
Bloomberg Commodity Zinc Subindex.	7,840,000	—	—
Total custom index	$98,000,000	$—	$—

cNotional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract’s original notional value of $98,000,000, allocated to each underlying instrument on a pro-rata basis).

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

4. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$119,808,498

Unrealized appreciation	$2,702
Unrealized depreciation	(106,350)
Net unrealized appreciation (depreciation)	$(103,648)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	787,280	49,412,166	(50,199,446)	—	$ —	$ —	$ —	—

6. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 29, 2016, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 29, 2016, the net assets of the FP Subsidiary were $28,648,789, representing 23.22% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities.	$—	$40,987,908	$—	$40,987,908
Short Term Investments	76,913,942	1,803,000	—	78,716,942
Total Investments in Securities	$76,913,942	$42,790,908	$—	$119,704,850

Other Financial Instruments
Futures Contracts	$51,934	$—	$—	$51,934

Liabilities:
Other Financial Instruments
Futures Contracts	$281,979	$—	$—	$281,979

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services, LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By _/s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2016

By _/s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2016